B

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account B

Annual Report

DECEMBER 31, 2006

Ohio National Variable Account B

Ohio National Financial Services

THE OHIO NATIONAL LIFE INSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242
MESSAGE FROM THE VICE CHAIRMAN
We are pleased to provide you with your copy of the 2006 Ohio National Variable Account B Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account B for 2006 and the prior periods presented. We’re pleased to share these results with you.
We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.
/s/ JOHN J. PALMER
Vice Chairman
February 19, 2007

ABOUT THIS REPORT
This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.
This Annual Report has four major sections:
Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.
Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain (loss).
Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.
Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

Ohio National Fund, Inc.:
Equity Subaccount 679,917 Shares (Cost $17,369,025)	$21,430,974	$20,935,235	$495,739	$21,430,974
Money Market Subaccount 208,759 Shares (Cost $2,087,588)	2,087,588	1,510,829	576,759	2,087,588
Bond Subaccount 316,527 Shares (Cost $3,359,816)	3,491,291	3,487,055	4,236	3,491,291
Omni Subaccount 447,165 Shares (Cost $7,324,472)	7,060,732	6,890,408	170,324	7,060,732
International Subaccount 518,775 Shares (Cost $6,691,948)	6,645,508	6,634,001	11,507	6,645,508
Capital Appreciation Subaccount 389,685 Shares (Cost $5,163,906)	7,711,861	7,649,638	62,223	7,711,861
Millennium Subaccount 201,393 Shares (Cost $4,554,416)	4,015,770	4,015,770	0	4,015,770
International Small Company Subaccount 161,767 Shares (Cost $2,346,545)	3,757,849	3,757,849	0	3,757,849
Aggressive Growth Subaccount 84,835 Shares (Cost $848,162)	605,723	605,723	0	605,723
Small Cap Growth Subaccount 93,714 Shares (Cost $1,209,041)	1,025,232	1,025,232	0	1,025,232
Mid Cap Opportunity Subaccount 278,920 Shares (Cost $4,043,394)	5,324,582	5,307,671	16,911	5,324,582
S&P 500 Index Subaccount 519,278 Shares (Cost $7,003,289)	7,695,699	7,598,125	97,574	7,695,699
Blue Chip Subaccount 18,046 Shares (Cost $175,518)	236,409	236,409	0	236,409
High Income Bond Subaccount 56,896 Shares (Cost $472,768)	531,982	531,982	0	531,982
Capital Growth Subaccount 15,370 Shares (Cost $327,746)	325,695	325,695	0	325,695
Nasdaq-100 Index Subaccount 14,220 Shares (Cost $52,544)	64,276	64,276	0	64,276
Bristol Subaccount 2,284 Shares (Cost $23,202)	29,881	29,881	0	29,881
Bryton Growth Subaccount 493 Shares (Cost $4,587)	5,979	5,979	0	5,979
Target Equity/ Income Subaccount 12,479 Shares (Cost $132,646)	137,397	137,397	0	137,397
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

Dow Target 10 Portfolios:
First Quarter Subaccount 5,691 Shares (Cost $43,830)	$65,735	$65,735	$0	$65,735
Second Quarter Subaccount 3,115 Shares (Cost $30,745)	41,147	41,147	0	41,147
Third Quarter Subaccount 1,320 Shares (Cost $11,057)	14,557	14,557	0	14,557
Fourth Quarter Subaccount 3,019 Shares (Cost $26,510)	37,314	37,314	0	37,314

Dow Target 5 Portfolios:
First Quarter Subaccount 5,671 Shares (Cost $45,389)	77,866	77,866	0	77,866
Second Quarter Subaccount 3,547 Shares (Cost $30,377)	45,334	45,334	0	45,334
Third Quarter Subaccount 121 Shares (Cost $1,225)	1,276	1,276	0	1,276
Fourth Quarter Subaccount 3,315 Shares (Cost $27,827)	39,983	39,983	0	39,983

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 29,586 Shares (Cost $874,610)	684,023	684,023	0	684,023
Worldwide Growth Subaccount 18,039 Shares (Cost $735,518)	585,716	577,592	8,124	585,716
Balanced Subaccount 37,184 Shares (Cost $920,910)	1,037,069	1,023,707	13,362	1,037,069
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 11,783 Shares (Cost $238,154)	283,021	282,348	673	283,021
Small/ Mid Cap Value Subaccount 21,827 Shares (Cost $210,822)	289,647	289,647	0	289,647
Discovery Subaccount 14,505 Shares (Cost $179,670)	238,469	238,469	0	238,469
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 39,208 Shares (Cost $848,661)	1,151,140	1,151,140	0	1,151,140
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 39,039 Shares (Cost $468,973)	$543,034	$543,034	$0	$543,034
Core U.S. Equity Subaccount 7,156 Shares (Cost $80,946)	104,974	104,974	0	104,974
Capital Growth Subaccount 2,536 Shares (Cost $24,741)	29,364	29,364	0	29,364

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 38,567 Shares (Cost $613,575)	875,095	875,095	0	875,095
Small Cap Subaccount 33,223 Shares (Cost $437,893)	575,084	575,084	0	575,084
International Equity Subaccount 2,252 Shares (Cost $30,503)	33,532	33,532	0	33,532
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 4,737 Shares (Cost $13,329)	12,649	12,649	0	12,649
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid-Cap Subaccount 66,422 Shares (Cost $1,665,950)	2,274,964	2,274,964	0	2,274,964
VIP Contrafund Subaccount 76,926 Shares (Cost $2,018,942)	2,393,177	2,393,177	0	2,393,177
VIP Growth Subaccount 6,287 Shares (Cost $204,338)	222,670	222,670	0	222,670
VIP Equity-Income Subaccount 12,644 Shares (Cost $321,800)	327,104	327,104	0	327,104

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 2,734 Shares (Cost $70,104)	62,435	62,435	0	62,435
Worldwide Growth Subaccount 4,097 Shares (Cost $147,921)	131,959	131,959	0	131,959
Balanced Subaccount 14,348 Shares (Cost $348,624)	413,654	413,654	0	413,654
International Growth Subaccount 16,275 Shares (Cost $619,102)	823,687	823,687	0	823,687
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 918 Shares (Cost $11,694)	$15,748	$15,748	$0	$15,748
Investors Growth Stock Subaccount 312 Shares (Cost $2,412)	3,251	3,251	0	3,251
Mid Cap Growth Subaccount 6,222 Shares (Cost $43,714)	44,365	44,365	0	44,365
Total Return Subaccount 34,182 Shares (Cost $640,491)	740,734	740,734	0	740,734

J.P. Morgan Series Trust II:
Small Company Subaccount 9,208 Shares (Cost $132,488)	164,093	164,093	0	164,093
Mid Cap Value Subaccount 15,726 Shares (Cost $386,503)	496,307	496,307	0	496,307
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 58,109 Shares (Cost $725,552)	693,243	693,243	0	693,243
Total Return Subaccount 132,123 Shares (Cost $1,378,499)	1,337,080	1,337,080	0	1,337,080
Global Bond Subaccount 6,481 Shares (Cost $80,532)	78,161	78,161	0	78,161

Calvert Variable Series, Inc.:
Social Equity Subaccount 3,733 Shares (Cost $50,399)	72,728	72,728	0	72,728

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,427 Shares (Cost $19,272)	21,889	21,889	0	21,889

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 6,585 Shares (Cost $95,185)	104,109	104,109	0	104,109
Jennison Subaccount 843 Shares (Cost $15,975)	17,516	17,516	0	17,516
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 386 Shares (Cost $13,840)	16,338	16,338	0	16,338
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

Royce Capital Fund:
Small-Cap Subaccount 78,469 Shares (Cost $716,459)	$837,261	$837,261	$0	$837,261
Micro-Cap Subaccount 32,858 Shares (Cost $404,819)	473,160	473,160	0	473,160
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 1,208 Shares (Cost $13,844)	13,673	13,673	0	13,673
U.S. Real Estate Subaccount 2,361 Shares (Cost $52,734)	68,697	68,697	0	68,697
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 22,643 Shares (Cost $364,876)	393,090	393,090	0	393,090
Templeton Foreign Securities Subaccount 6,713 Shares (Cost $114,545)	125,666	125,666	0	125,666
Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount 191 Shares (Cost $3,701)	3,724	3,724	0	3,724
Total Return Subaccount 907 Shares (Cost $10,536)	11,136	11,136	0	11,136
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 57 Shares (Cost $981)	986	986	0	986

Totals	$91,333,062	$89,875,630	$1,457,432	$91,333,062

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

		Money				Capital		International
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Small Co.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(e)	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$96,129	$127,489	$88,218	$9,717	$33,720	$0	$4,247
Risk and administrative expense (note 2)	(212,171)	(9,732)	(30,903)	(91,417)	(71,372)	(76,877)	(45,633)	(34,712)

Net investment activity	(212,171)	86,397	96,586	(3,199)	(61,655)	(43,157)	(45,633)	(30,465)

Reinvested capital gains	0	0	0	0	0	0	0	91,983

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	463,659	(478)	29,040	(273,205)	(153,196)	359,740	(219,794)	272,040
Unrealized gain (loss)	784,562	0	(14,384)	1,126,272	1,354,126	769,315	552,850	451,633

Net gain (loss) on investments	1,248,221	(478)	14,656	853,067	1,200,930	1,129,055	333,056	723,673

Net increase (decrease) in contracts owner’s equity from operations	$1,036,050	$85,919	$111,242	$849,868	$1,139,275	$1,085,898	$287,423	$785,191

	Ohio National Fund, Inc.

	Aggressive	Small Cap	Mid Cap	S&P		High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$81,389	$2,108	$0	$0	$0
Risk and administrative expense (note 2)	(6,050)	(10,239)	(57,541)	(66,422)	(2,227)	(4,458)	(3,644)	(1,144)

Net investment activity	(6,050)	(10,239)	(57,541)	14,967	(119)	(4,458)	(3,644)	(1,144)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(47,935)	(77,747)	305,495	17,849	5,851	7,986	(11,537)	10,906
Unrealized gain (loss)	80,603	303,352	230,316	1,002,833	26,120	36,418	75,272	(8,051)

Net gain (loss) on investments	32,668	225,605	535,811	1,020,682	31,971	44,404	63,735	2,855

Net increase (decrease) in contracts owner’s equity from operations	$26,618	$215,366	$478,270	$1,035,649	$31,852	$39,946	$60,091	$1,711

(e)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.			Dow Target 10 Portfolios

		Bryton	Target	First	Second	Third	Fourth
	Bristol	Growth	Equity/Income	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$93	$0	$851	$4,628	$2,367	$725	$1,765
Risk and administrative expense (note 2)	(558)	(313)	(767)	(634)	(396)	(141)	(360)

Net investment activity	(465)	(313)	84	3,994	1,971	584	1,405

Reinvested capital gains	0	40	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	10,735	7,806	(326)	207	87	28	90
Unrealized gain (loss)	(5,937)	(6,992)	4,751	9,963	7,002	2,443	6,213

Net gain (loss) on investments	4,798	814	4,425	10,170	7,089	2,471	6,303

Net increase (decrease) in contracts owner’s equity from operations	$4,333	$541	$4,509	$14,164	$9,060	$3,055	$7,708

	Dow Target 5 Portfolios				Janus Aspen Series — Institutional Shares

	First	Second	Third	Fourth	Large Cap	Worldwide
	Quarter	Quarter	Quarter	Quarter	Growth	Growth	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(b)	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$3,650	$2,051	$53	$1,680	$3,459	$9,975	$22,527
Risk and administrative expense (note 2)	(748)	(437)	(73)	(598)	(7,534)	(6,013)	(11,359)

Net investment activity	2,902	1,614	(20)	1,082	(4,075)	3,962	11,168

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	421	268	787	11,990	(71,270)	(62,214)	17,737
Unrealized gain (loss)	18,694	10,271	112	5,253	141,242	147,676	68,739

Net gain (loss) on investments	19,115	10,539	899	17,243	69,972	85,462	86,476

Net increase (decrease) in contracts owner’s equity from operations	$22,017	$12,153	$879	$18,325	$65,897	$89,424	$97,644

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

				Van Kampen
				Universal
				Inst. Funds —
	Wells Fargo Advantage Variable Trust Funds			Class I	Goldman Sachs Variable Insurance Trust

		Small/Mid		U.S. Real	Growth &	Structured	Capital
	Opportunity	Cap Value	Discovery	Estate	Income	U.S. Equity	Growth
	Subaccount	Subaccount(f)	Subaccount	Subaccount	Subaccount	Subaccount(g)	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$9,834	$8,324	$1,085	$36
Risk and administrative expense (note 2)	(2,915)	(2,546)	(2,865)	(9,441)	(3,692)	(1,048)	(279)

Net investment activity	(2,915)	(2,546)	(2,865)	393	4,632	37	(243)

Reinvested capital gains	31,675	41,497	0	59,043	20,007	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,981	1,060	25,026	44,101	9,970	4,872	421
Unrealized gain (loss)	(4,248)	(2,943)	13,996	181,419	38,100	6,590	2,095

Net gain (loss) on investments	733	(1,883)	39,022	225,520	48,070	11,462	2,516

Net increase (decrease) in contracts owner’s equity from operations	$29,493	$37,068	$36,157	$284,956	$72,709	$11,499	$2,273

					Old Mutual
					Insurance
	Lazard Retirement Series, Inc.				Series Fund(c)

	Emerging			International
	Markets	Small Cap	Equity	Equity	Tech. & Comm.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$4,016	$0	$0	$193	$0
Risk and administrative expense (note 2)	(9,104)	(6,614)	(2)	(187)	(209)

Net investment activity	(5,088)	(6,614)	(2)	6	(209)

Reinvested capital gains	52,694	47,274	0	802	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	143,974	57,881	143	566	(1,338)
Unrealized gain (loss)	1,008	(13,374)	0	2,693	1,309

Net gain (loss) on investments	144,982	44,507	143	3,259	(29)

Net increase (decrease) in contracts owner’s equity from operations	$192,588	$85,167	$141	$4,067	$(238)

(c)	Formerly known as PBHG Insurance Series Fund.
(f)	Formerly known as Multi Cap Value Subaccount.
(g)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

	Fidelity Variable Insurance Products Fund — Service Class 2				Janus Aspen Series — Service Shares

	VIP	VIP		VIP Equity-	Large Cap	Worldwide		International
	Mid Cap	Contrafund	VIP Growth	Income	Growth	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(b)	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$4,198	$22,144	$495	$6,287	$172	$1,954	$7,597	$9,824
Risk and administrative expense (note 2)	(24,244)	(22,353)	(2,495)	(1,448)	(618)	(1,208)	(3,738)	(4,839)

Net investment activity	(20,046)	(209)	(2,000)	4,839	(446)	746	3,859	4,985

Reinvested capital gains	279,938	190,957	0	27,911	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	135,223	74,866	5,028	3,873	(3,315)	(1,054)	4,503	16,379
Unrealized gain (loss)	(159,817)	(55,464)	8,225	(4,794)	9,963	18,931	26,299	162,817

Net gain (loss) on investments	(24,594)	19,402	13,253	(921)	6,648	17,877	30,802	179,196

Net increase (decrease) in contracts owner’s equity from operations	$235,298	$210,150	$11,253	$31,829	$6,202	$18,623	$34,661	$184,181

	MFS Variable Insurance Trust — Service Class				J.P. Morgan Series Trust II

	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$19,463	$0	$2,733
Risk and administrative expense (note 2)	(162)	(34)	(420)	(8,050)	(1,526)	(4,530)

Net investment activity	(162)	(34)	(420)	11,413	(1,526)	(1,797)

Reinvested capital gains	269	0	1,047	28,527	4,276	11,043

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,523	9	659	39,713	4,250	20,645
Unrealized gain (loss)	356	213	(2,461)	(2,749)	12,940	33,434

Net gain (loss) on investments	1,879	222	(1,802)	36,964	17,190	54,079

Net increase (decrease) in contracts owner’s equity from operations	$1,986	$188	$(1,175)	$76,904	$19,940	$63,325

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

				Calvert	UBS Series
	PIMCO Variable Insurance Trust —			Variable	Trust —	The Prudential
	Administrative Shares			Series, Inc.	Class I	Series Fund, Inc.

	Real	Total	Global	Social	U.S.	Jennison
	Return	Return	Bond	Equity	Allocation	20/20 Focus	Jennison
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$58,896	$59,189	$2,295	$0	$492	$0	$0
Risk and administrative expense (note 2)	(15,067)	(14,450)	(726)	(733)	(224)	(1,182)	(190)

Net investment activity	43,829	44,739	1,569	(733)	268	(1,182)	(190)

Reinvested capital gains	18,445	7,159	0	0	0	8,526	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,637	(6,254)	(526)	2,150	14	(782)	2,125
Unrealized gain (loss)	(57,076)	(8,616)	1,450	4,758	1,669	1,809	(1,619)

Net gain (loss) on investments	(53,439)	(14,870)	924	6,908	1,683	1,027	506

Net increase (decrease) in contracts owner’s equity from operations	$8,835	$37,028	$2,493	$6,175	$1,951	$8,371	$316

	Dreyfus Variable			Van Kampen Universal		Franklin Templeton
	Investment Fund —			Institutional Funds —		Variable Insurance
	Service Shares	Royce Capital Fund		Class II		Products Trust — Class 2

				Core Plus	U.S. Real	Franklin Income	Templeton Foreign
	Appreciation	Small-Cap	Micro-Cap	Fixed Income	Estate	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$339	$511	$799	$632	$304	$5,236	$641
Risk and administrative expense (note 2)	(228)	(8,275)	(4,048)	(216)	(393)	(1,848)	(548)

Net investment activity	111	(7,764)	(3,249)	416	(89)	3,388	93

Reinvested capital gains	0	38,055	24,352	86	2,082	700	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,477	32,497	17,350	(251)	1,076	665	240
Unrealized gain (loss)	1,373	43,156	30,701	(73)	9,371	28,204	11,122

Net gain (loss) on investments	2,850	75,653	48,051	(324)	10,447	28,869	11,362

Net increase (decrease) in contracts owner’s equity from operations	$2,961	$105,944	$69,154	$178	$12,440	$32,957	$11,455

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

			Neuberger Berman
	Legg Mason		Advisers
	Partners Variable		Management
	Portfolios I, Inc.		Trust — S Class

		Total	AMT
	All Cap	Return	Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccounts

	2006	2006	2006(d)	2006

Investment activity:
Reinvested dividends	$46	$227	$0	$724,803
Risk and administrative expense (note 2)	(7)	(90)	(1)	(917,266)

Net investment activity	39	137	(1)	(192,463)

Reinvested capital gains	120	199	0	988,707

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	63	3	0	1,252,463
Unrealized gain (loss)	23	599	6	7,522,062

Net gain (loss) on investments	86	602	6	8,774,525

Net increase (decrease) in contracts owner’s equity from operations	$245	$938	$5	$9,570,769

(d)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(212,171)	$(274,446)	$86,397	$39,658	$96,586	$75,848	$(3,199)	$20,141
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	463,659	320,656	(478)	9	29,040	43,458	(273,205)	(400,977)
Unrealized gain (loss)	784,562	981,617	0	0	(14,384)	(137,887)	1,126,272	1,097,703

Net increase (decrease) in contract owners’ equity from operations	1,036,050	1,027,827	85,919	39,667	111,242	(18,581)	849,868	716,867

Equity transactions:
Contract purchase payments (note 1)	81,259	110,173	16,749	46,842	6,226	30,886	26,449	36,691
Transfers (to) and from other subaccounts	(839,724)	(405,950)	1,180,609	285,012	771,922	(23,753)	(796,568)	(127,226)
Transfers (to) and from fixed dollar contract	(43,106)	(42,121)	(95,573)	29,384	15,829	(41,951)	(198,721)	(39,139)
Withdrawals and surrenders	(2,353,999)	(3,523,610)	(799,021)	(490,978)	(264,655)	(344,122)	(1,230,178)	(1,252,154)
Surrender charges (note 2)	(7,521)	(11,782)	(2,024)	(5,409)	(618)	(1,188)	(3,694)	(4,141)
Annual contract charges (note 2)	(11,826)	(14,329)	(791)	(1,013)	(1,240)	(1,487)	(5,273)	(6,677)
Annuity and death benefit payments	(511,763)	(454,729)	(66,119)	(120,453)	(86,095)	(41,570)	(159,967)	(308,173)

Net equity transactions	(3,686,680)	(4,342,348)	233,830	(256,615)	441,369	(423,185)	(2,367,952)	(1,700,819)

Net change in contract owners’ equity	(2,650,630)	(3,314,521)	319,749	(216,948)	552,611	(441,766)	(1,518,084)	(983,952)
Contract owners’ equity:
Beginning of period	24,081,604	27,396,125	1,767,839	1,984,787	2,938,680	3,380,446	8,578,816	9,562,768

End of period	$21,430,974	$24,081,604	$2,087,588	$1,767,839	$3,491,291	$2,938,680	$7,060,732	$8,578,816

Change in units:
Beginning units	445,585	541,088	55,224	65,169	106,894	124,792	301,315	367,473

Units purchased	3,894	9,556	169,153	71,437	42,678	2,707	3,510	2,661
Units redeemed	(88,725)	(105,059)	(147,463)	(81,382)	(22,412)	(20,605)	(82,170)	(68,819)

Ending units	360,754	445,585	76,914	55,224	127,160	106,894	222,655	301,315

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

							International Small
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount(e)		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(61,655)	$(69,314)	$(43,157)	$(55,925)	$(45,633)	$(55,105)	$(30,465)	$(15,219)
Reinvested capital gains	0	0	0	0	0	0	91,983	0
Realized gain (loss)	(153,196)	(614,627)	359,740	337,848	(219,794)	(498,044)	272,040	76,313
Unrealized gain (loss)	1,354,126	1,209,504	769,315	(5,462)	552,850	440,822	451,633	675,118

Net increase (decrease) in contract owners’ equity from operations	1,139,275	525,563	1,085,898	276,461	287,423	(112,327)	785,191	736,212

Equity transactions:
Contract purchase payments (note 1)	69,267	97,092	48,636	48,641	46,319	136,900	18,415	16,775
Transfers (to) and from other subaccounts	(53,668)	118,770	(240,838)	(211,050)	(532,393)	(652,498)	128,193	264,313
Transfers (to) and from fixed dollar contract	58,641	(20,099)	(21,161)	(15,968)	(79,121)	(39,579)	54,355	17,830
Withdrawals and surrenders	(1,380,611)	(1,279,843)	(778,779)	(1,243,821)	(633,926)	(794,799)	(553,950)	(319,242)
Surrender charges (note 2)	(3,760)	(3,609)	(2,155)	(3,032)	(1,668)	(3,388)	(915)	719
Annual contract charges (note 2)	(4,034)	(4,553)	(2,663)	(3,186)	(2,072)	(2,653)	(1,006)	(942)
Annuity and death benefit payments	(149,025)	(65,590)	(125,285)	(127,517)	(54,636)	(59,513)	(32,036)	(62,325)

Net equity transactions	(1,463,190)	(1,157,832)	(1,122,245)	(1,555,933)	(1,257,497)	(1,415,530)	(386,944)	(82,872)

Net change in contract owners’ equity	(323,915)	(632,269)	(36,347)	(1,279,472)	(970,074)	(1,527,857)	398,247	653,340
Contract owners’ equity:
Beginning of period	6,969,423	7,601,692	7,748,208	9,027,680	4,985,844	6,513,701	3,359,602	2,706,262

End of period	$6,645,508	$6,969,423	$7,711,861	$7,748,208	$4,015,770	$4,985,844	$3,757,849	$3,359,602

Change in units:
Beginning units	376,927	446,282	264,681	321,444	187,657	241,466	130,630	134,156

Units purchased	13,414	31,647	4,362	8,369	2,184	8,326	16,338	19,031
Units redeemed	(86,531)	(101,002)	(40,677)	(65,132)	(45,925)	(62,135)	(30,344)	(22,557)

Ending units	303,810	376,927	228,366	264,681	143,916	187,657	116,624	130,630

(e)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,050)	$(6,191)	$(10,239)	$(10,577)	$(57,541)	$(67,179)	$14,967	$3,701
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(47,935)	(114,689)	(77,747)	(147,119)	305,495	202,172	17,849	(133,463)
Unrealized gain (loss)	80,603	191,076	303,352	206,328	230,316	376,671	1,002,833	401,965

Net increase (decrease) in contract owners’ equity from operations	26,618	70,196	215,366	48,632	478,270	511,664	1,035,649	272,203

Equity transactions:
Contract purchase payments (note 1)	2,868	3,318	2,761	1,583	32,661	24,318	73,253	67,042
Transfers (to) and from other subaccounts	(25,082)	(16,024)	1,122	(25,973)	(292,347)	(392,126)	(278,819)	(339,710)
Transfers (to) and from fixed dollar contract	0	(2,913)	0	(10,560)	(59,929)	(39,247)	(163,312)	(25,759)
Withdrawals and surrenders	(53,569)	(86,697)	(142,865)	(126,110)	(845,460)	(1,307,370)	(1,202,828)	(934,443)
Surrender charges (note 2)	(372)	(255)	(230)	(765)	(1,733)	(6,403)	(2,238)	(6,296)
Annual contract charges (note 2)	(307)	(352)	(430)	(510)	(2,524)	(2,970)	(2,874)	(3,467)
Annuity and death benefit payments	(5,395)	(23,003)	(1,195)	(67,824)	(116,030)	(156,605)	(115,087)	(252,937)

Net equity transactions	(81,857)	(125,926)	(140,837)	(230,159)	(1,285,362)	(1,880,403)	(1,691,905)	(1,495,570)

Net change in contract owners’ equity	(55,239)	(55,730)	74,529	(181,527)	(807,092)	(1,368,739)	(656,256)	(1,223,367)
Contract owners’ equity:
Beginning of period	660,962	716,692	950,703	1,132,230	6,131,674	7,500,413	8,351,955	9,575,322

End of period	$605,723	$660,962	$1,025,232	$950,703	$5,324,582	$6,131,674	$7,695,699	$8,351,955

Change in units:
Beginning units	83,925	103,258	79,059	99,088	261,141	347,584	473,423	561,428

Units purchased	973	4,712	6,344	434	5,578	5,771	6,512	8,661
Units redeemed	(11,300)	(24,045)	(16,956)	(20,463)	(57,747)	(92,214)	(98,007)	(96,666)

Ending units	73,598	83,925	68,447	79,059	208,972	261,141	381,928	473,423

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(119)	$(304)	$(4,458)	$14,947	$(3,644)	$(4,172)	$(1,144)	$(2,104)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	5,851	7,570	7,986	10,292	(11,537)	(38,556)	10,906	17,548
Unrealized gain (loss)	26,120	518	36,418	(18,060)	75,272	47,686	(8,051)	(20,331)

Net increase (decrease) in contract owners’ equity from operations	31,852	7,784	39,946	7,179	60,091	4,958	1,711	(4,887)

Equity transactions:
Contract purchase payments (note 1)	0	26	72	1,422	5,005	5,828	600	690
Transfers (to) and from other subaccounts	1,554	821	136,348	72,674	(50,961)	(27,316)	(33,006)	(86,943)
Transfers (to) and from fixed dollar contract	33	133	12,492	5,936	0	(10,923)	(48,991)	(24,633)
Withdrawals and surrenders	(20,134)	(43,142)	(31,943)	(38,032)	(42,834)	(39,962)	(6,840)	(14,929)
Surrender charges (note 2)	(1)	(112)	(71)	(191)	(523)	(269)	(9)	(270)
Annual contract charges (note 2)	(74)	(101)	(151)	(162)	(266)	(320)	(58)	(87)
Annuity and death benefit payments	(619)	(2,597)	(23,230)	(2,860)	(545)	(28,917)	0	0

Net equity transactions	(19,241)	(44,972)	93,517	38,787	(90,124)	(101,879)	(88,304)	(126,172)

Net change in contract owners’ equity	12,611	(37,188)	133,463	45,966	(30,033)	(96,921)	(86,593)	(131,059)
Contract owners’ equity:
Beginning of period	223,798	260,986	398,519	352,553	355,728	452,649	150,869	281,928

End of period	$236,409	$223,798	$531,982	$398,519	$325,695	$355,728	$64,276	$150,869

Change in units:
Beginning units	20,258	24,499	29,197	26,331	42,383	54,740	37,753	70,795

Units purchased	1,104	1,170	14,898	10,364	2,261	5,068	1,222	27,162
Units redeemed	(2,775)	(5,411)	(8,368)	(7,498)	(11,958)	(17,425)	(23,708)	(60,204)

Ending units	18,587	20,258	35,727	29,197	32,686	42,383	15,267	37,753

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

					Target
	Bristol		Bryton Growth		Equity/Income
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(465)	$(737)	$(313)	$(437)	$84
Reinvested capital gains	0	0	40	0	0
Realized gain (loss)	10,735	152	7,806	846	(326)
Unrealized gain (loss)	(5,937)	9,228	(6,992)	957	4,751

Net increase (decrease) in contract owners’ equity from operations	4,333	8,643	541	1,366	4,509

Equity transactions:
Contract purchase payments (note 1)	0	0	0	22	0
Transfers (to) and from other subaccounts	(41,378)	0	(37,326)	(3,583)	132,891
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals and surrenders	(20,026)	(1,856)	(10,280)	(2,406)	0
Surrender charges (note 2)	0	0	0	(8)	0
Annual contract charges (note 2)	0	0	(2)	(4)	(3)
Annuity and death benefit payments	0	0	0	0	0

Net equity transactions	(61,404)	(1,856)	(47,608)	(5,979)	132,888

Net change in contract owners’ equity	(57,071)	6,787	(47,067)	(4,613)	137,397
Contract owners’ equity:
Beginning of period	86,952	80,165	53,046	57,659	0

End of period	$29,881	$86,952	$5,979	$53,046	$137,397

Change in units:
Beginning units	7,057	7,224	5,241	5,890	0

Units purchased	1,362	0	860	209	13,156
Units redeemed	(6,317)	(167)	(5,589)	(858)	(624)

Ending units	2,102	7,057	512	5,241	12,532

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Dow Target 10 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,994	$(572)	$1,971	$(360)	$584	$(129)	$1,405	$(335)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	207	140	87	45	28	15	90	3,917
Unrealized gain (loss)	9,963	(3,598)	7,002	(909)	2,443	(679)	6,213	(5,813)

Net increase (decrease) in contract owners’ equity from operations	14,164	(4,030)	9,060	(1,224)	3,055	(793)	7,708	(2,231)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals and surrenders	0	0	0	0	0	0	0	(20,296)
Surrender charges (note 2)	0	0	0	0	0	0	0	(1,738)
Annual contract charges (note 2)	(14)	(14)	(7)	(7)	0	(4)	(7)	(7)
Annuity and death benefit payments	0	0	0	0	0	0	0	0

Net equity transactions	(14)	(14)	(7)	(7)	0	(4)	(7)	(22,041)

Net change in contract owners’ equity	14,150	(4,044)	9,053	(1,231)	3,055	(797)	7,701	(24,272)
Contract owners’ equity:
Beginning of period	51,585	55,629	32,094	33,325	11,502	12,299	29,613	53,885

End of period	$65,735	$51,585	$41,147	$32,094	$14,557	$11,502	$37,314	$29,613

Change in units:
Beginning units	5,096	5,097	2,640	2,641	971	971	2,421	4,162

Units purchased	0	0	0	0	0	0	0	0
Units redeemed	(1)	(1)	(1)	(1)	0	0	0	(1,741)

Ending units	5,095	5,096	2,639	2,640	971	971	2,421	2,421

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Dow Target 5 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,902	$(602)	$1,614	$(387)	$(20)	$(4)	$1,082	$(759)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	421	140	268	68	787	(1)	11,990	121
Unrealized gain (loss)	18,694	(1,434)	10,271	(1,145)	112	(90)	5,253	(10,516)

Net increase (decrease) in contract owners’ equity from operations	22,017	(1,896)	12,153	(1,464)	879	(95)	18,325	(11,154)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	448	0	(49,765)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals and surrenders	(354)	0	(596)	0	(403)	0	(477)	0
Surrender charges (note 2)	(21)	0	(35)	0	(24)	0	(28)	0
Annual contract charges (note 2)	(18)	(17)	(11)	(10)	(4)	(2)	(9)	(39)
Annuity and death benefit payments	0	0	0	0	0	0	(427)	0

Net equity transactions	(393)	(17)	(642)	(10)	17	(2)	(50,706)	(39)

Net change in contract owners’ equity	21,624	(1,913)	11,511	(1,474)	896	(97)	(32,381)	(11,193)
Contract owners’ equity:
Beginning of period	56,242	58,155	33,823	35,297	380	477	72,364	83,557

End of period	$77,866	$56,242	$45,334	$33,823	$1,276	$380	$39,983	$72,364

Change in units:
Beginning units	4,851	4,853	2,700	2,701	40	40	5,642	5,645

Units purchased	0	0	0	0	1,983	0	0	0
Units redeemed	(29)	(2)	(47)	(1)	(1,924)	0	(3,350)	(3)

Ending units	4,822	4,851	2,653	2,700	99	40	2,292	5,642

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Janus Aspen Series — Institutional Shares

	Large Cap Growth		Worldwide Growth
	Subaccount(b)		Subaccount		Balanced Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,075)	$(6,388)	$3,962	$(3,958)	$11,168	$2,789
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(71,270)	(135,322)	(62,214)	(141,227)	17,737	(3,702)
Unrealized gain (loss)	141,242	159,914	147,676	166,483	68,739	62,891

Net increase (decrease) in contract owners’ equity from operations	65,897	18,204	89,424	21,298	97,644	61,978

Equity transactions:
Contract purchase payments (note 1)	11,301	11,586	607	624	3,370	1,370
Transfers (to) and from other subaccounts	(62,805)	(142,974)	(56,996)	(109,547)	(21,221)	(216,203)
Transfers (to) and from fixed dollar contract	(9,045)	(3,108)	0	(7,821)	(1,902)	(8,555)
Withdrawals and surrenders	(99,117)	(99,793)	(78,798)	(119,163)	(126,769)	(271,403)
Surrender charges (note 2)	(222)	(1,211)	(212)	(217)	(431)	(913)
Annual contract charges (note 2)	(361)	(429)	(274)	(352)	(742)	(872)
Annuity and death benefit payments	(6,125)	(9,476)	(6,830)	(6,443)	(15,822)	(77,831)

Net equity transactions	(166,374)	(245,405)	(142,503)	(242,919)	(163,517)	(574,407)

Net change in contract owners’ equity	(100,477)	(227,201)	(53,079)	(221,621)	(65,873)	(512,429)
Contract owners’ equity:
Beginning of period	784,500	1,011,701	638,795	860,416	1,102,942	1,615,371

End of period	$684,023	$784,500	$585,716	$638,795	$1,037,069	$1,102,942

Change in units:
Beginning units	105,537	140,463	75,553	105,954	90,117	140,372

Units purchased	1,472	1,894	70	381	6,817	286
Units redeemed	(23,385)	(36,820)	(16,312)	(30,782)	(19,371)	(50,541)

Ending units	83,624	105,537	59,311	75,553	77,563	90,117

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

							Strong Variable
							Insurance Funds,
	Wells Fargo Advantage Variable Trust Funds (note 4)						Inc. (note 4)

							Mid Cap
	Opportunity		Small/Mid Cap Value		Discovery		Growth II
	Subaccount		Subaccount(f)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,915)	$(2,967)	$(2,546)	$(1,283)	$(2,865)	$(2,366)	$(902)
Reinvested capital gains	31,675	0	41,497	0	0	0	0
Realized gain (loss)	4,981	6,539	1,060	4,097	25,026	1,923	(127,391)
Unrealized gain (loss)	(4,248)	15,135	(2,943)	30,327	13,996	44,803	108,485

Net increase (decrease) in contract owners’ equity from operations	29,493	18,707	37,068	33,141	36,157	44,360	(19,808)

Equity transactions:
Contract purchase payments (note 1)	816	816	0	0	855	873	253
Transfers (to) and from other subaccounts	(6,170)	(12,873)	0	3,849	(70,284)	303,671	(327,201)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(2,679)	(4,827)
Withdrawals and surrenders	(29,083)	(40,935)	0	(5,149)	(47,799)	(13,211)	(8,691)
Surrender charges (note 2)	(28)	(35)	0	(12)	(402)	(10)	(297)
Annual contract charges (note 2)	(153)	(164)	(32)	(42)	(165)	(157)	(37)
Annuity and death benefit payments	(626)	(630)	(947)	(883)	(7,520)	(5,220)	(1,862)

Net equity transactions	(35,244)	(53,821)	(979)	(2,237)	(125,315)	283,267	(342,662)

Net change in contract owners’ equity	(5,751)	(35,114)	36,089	30,904	(89,158)	327,627	(362,470)
Contract owners’ equity:
Beginning of period	288,772	323,886	253,558	222,654	327,627	0	362,470

End of period	$283,021	$288,772	$289,647	$253,558	$238,469	$327,627	$0

Change in units:
Beginning units	20,893	25,020	16,055	16,276	41,791	0	50,121

Units purchased	57	63	0	694	103	45,747	36
Units redeemed	(2,518)	(4,190)	(58)	(915)	(15,075)	(3,956)	(50,157)

Ending units	18,432	20,893	15,997	16,055	26,819	41,791	0

(f)	Formerly known as Multi Cap Value Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Van Kampen Universal
	Institutional Funds —
	Class I		Goldman Sachs Variable Insurance Trust

	U.S. Real Estate		Growth & Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount(g)		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$393	$207	$4,632	$1,646	$37	$(256)	$(243)	$(264)
Reinvested capital gains	59,043	13,681	20,007	0	0	0	0	0
Realized gain (loss)	44,101	43,563	9,970	13,196	4,872	1,551	421	451
Unrealized gain (loss)	181,419	26,285	38,100	(6,513)	6,590	4,070	2,095	171

Net increase (decrease) in contract owners’ equity from operations	284,956	83,736	72,709	8,329	11,499	5,365	2,273	358

Equity transactions:
Contract purchase payments (note 1)	1,152	6,170	4,281	8,561	0	5	127	751
Transfers (to) and from other subaccounts	290,658	207,436	155,624	(7,416)	9,545	(5,601)	3,085	(790)
Transfers (to) and from fixed dollar contract	35,843	18,988	58,511	7,821	0	0	0	(2,122)
Withdrawals and surrenders	(114,460)	(58,958)	(29,455)	(31,323)	(23,601)	(940)	(1,596)	(4,063)
Surrender charges (note 2)	(625)	(438)	(462)	(23)	0	0	(101)	(2)
Annual contract charges (note 2)	(366)	(328)	(153)	(161)	(37)	(40)	(27)	(36)
Annuity and death benefit payments	(25,924)	(1,473)	(3,958)	(3,512)	(2,855)	(2,784)	(1,169)	(846)

Net equity transactions	186,278	171,397	184,388	(26,053)	(16,948)	(9,360)	319	(7,108)

Net change in contract owners’ equity	471,234	255,133	257,097	(17,724)	(5,449)	(3,995)	2,592	(6,750)
Contract owners’ equity:
Beginning of period	679,906	424,773	285,937	303,661	110,423	114,418	26,772	33,522

End of period	$1,151,140	$679,906	$543,034	$285,937	$104,974	$110,423	$29,364	$26,772

Change in units:
Beginning units	23,063	16,702	24,629	26,905	10,890	11,904	3,076	3,928

Units purchased	12,705	17,053	19,674	6,727	1,085	582	383	91
Units redeemed	(7,216)	(10,692)	(5,776)	(9,003)	(2,692)	(1,596)	(319)	(943)

Ending units	28,552	23,063	38,527	24,629	9,283	10,890	3,140	3,076

(g)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

								Old Mutual Insurance
	Lazard Retirement Series, Inc.							Series Fund(c)

						International		Technology &
	Emerging Markets		Small Cap		Equity	Equity		Communications
	Subaccount		Subaccount		Subaccount	Subaccount		Subaccount

	2006	2005	2006	2005	2006	2006	2005(a)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,088)	$(3,633)	$(6,614)	$(7,656)	$(2)	$6	$(11)	$(209)	$(321)
Reinvested capital gains	52,694	21,818	47,274	53,119	0	802	0	0	0
Realized gain (loss)	143,974	23,163	57,881	53,968	143	566	0	(1,338)	(9,247)
Unrealized gain (loss)	1,008	158,438	(13,374)	(82,471)	0	2,693	336	1,309	10,188

Net increase (decrease) in contract owners’ equity from operations	192,588	199,786	85,167	16,960	141	4,067	325	(238)	620

Equity transactions:
Contract purchase payments (note 1)	1,187	2,612	4,780	4,980	0	0	0	400	283
Transfers (to) and from other subaccounts	15,049	362,687	(112,189)	(104,983)	(138)	22,632	6,518	(1,794)	0
Transfers (to) and from fixed dollar contract	32,894	36,552	(48,907)	(1,586)	0	0	0	0	(17,702)
Withdrawals and surrenders	(187,414)	(65,919)	(62,272)	(95,224)	0	0	0	(456)	(17,114)
Surrender charges (note 2)	(712)	(779)	(800)	(1,808)	0	0	0	(1)	(132)
Annual contract charges (note 2)	(356)	(167)	(336)	(410)	(3)	(10)	0	(37)	(39)
Annuity and death benefit payments	(29,124)	(1,899)	(4,674)	(3,435)	0	0	0	0	0

Net equity transactions	(168,476)	333,087	(224,398)	(202,466)	(141)	22,622	6,518	(1,888)	(34,704)

Net change in contract owners’ equity	24,112	532,873	(139,231)	(185,506)	0	26,689	6,843	(2,126)	(34,084)
Contract owners’ equity:
Beginning of period	850,983	318,110	714,315	899,821	0	6,843	0	14,775	48,859

End of period	$875,095	$850,983	$575,084	$714,315	$0	$33,532	$6,843	$12,649	$14,775

Change in units:
Beginning units	38,174	19,905	37,177	48,230	0	656	0	7,810	27,998

Units purchased	16,869	23,726	957	853	1,104	3,029	656	5,127	168
Units redeemed	(24,511)	(5,457)	(12,086)	(11,906)	(1,104)	(1,036)	0	(6,487)	(20,356)

Ending units	30,532	38,174	26,048	37,177	0	2,649	656	6,450	7,810

(a)	Period from November 2, 2005, date of commencement of operations.
(c)	Formerly known as PBHG Insurance Series Fund.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund — Service Class 2

	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(20,046)	$(20,542)	$(209)	$(14,798)	$(2,000)	$(2,038)	$4,839	$635
Reinvested capital gains	279,938	31,774	190,957	249	0	0	27,911	4,218
Realized gain (loss)	135,223	89,932	74,866	52,944	5,028	(5,072)	3,873	651
Unrealized gain (loss)	(159,817)	220,831	(55,464)	215,302	8,225	15,984	(4,794)	(43)

Net increase (decrease) in contract owners’ equity from operations	235,298	321,995	210,150	253,697	11,253	8,874	31,829	5,461

Equity transactions:
Contract purchase payments (note 1)	6,143	6,521	9,275	13,272	328	564	0	0
Transfers (to) and from other subaccounts	13,113	180,356	338,241	570,358	(72,364)	(65,690)	213,681	1,582
Transfers (to) and from fixed dollar contract	52,827	28,184	141,369	36,340	45,276	225	3,005	0
Withdrawals and surrenders	(179,516)	(130,584)	(178,004)	(172,833)	(48,846)	(30,375)	(38,436)	0
Surrender charges (note 2)	(501)	(294)	(1,352)	(1,882)	(33)	(594)	0	0
Annual contract charges (note 2)	(832)	(809)	(485)	(402)	(64)	(128)	(13)	0
Annuity and death benefit payments	(59,257)	(12,986)	(39,823)	(4,009)	(5,148)	(3,403)	(6,283)	(2,868)

Net equity transactions	(168,023)	70,388	269,221	440,844	(80,851)	(99,401)	171,954	(1,286)

Net change in contract owners’ equity	67,275	392,383	479,371	694,541	(69,598)	(90,527)	203,783	4,175
Contract owners’ equity:
Beginning of period	2,207,689	1,815,306	1,913,806	1,219,265	292,268	382,795	123,321	119,146

End of period	$2,274,964	$2,207,689	$2,393,177	$1,913,806	$222,670	$292,268	$327,104	$123,321

Change in units:
Beginning units	117,856	113,217	159,849	117,589	43,890	60,029	9,581	9,686

Units purchased	18,918	22,344	60,209	74,661	8,689	3,423	20,041	882
Units redeemed	(27,470)	(17,705)	(38,888)	(32,401)	(20,840)	(19,562)	(4,734)	(987)

Ending units	109,304	117,856	181,170	159,849	31,739	43,890	24,888	9,581

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Janus Aspen Series — Service Shares

	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount(b)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(446)	$(572)	$746	$207	$3,859	$3,965	$4,985	$197
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(3,315)	(1,604)	(1,054)	(6,097)	4,503	2,544	16,379	4,911
Unrealized gain (loss)	9,963	4,246	18,931	9,936	26,299	16,231	162,817	37,488

Net increase (decrease) in contract owners’ equity from operations	6,202	2,070	18,623	4,046	34,661	22,740	184,181	42,596

Equity transactions:
Contract purchase payments (note 1)	792	1,042	9	0	5,571	5,781	1,039	0
Transfers (to) and from other subaccounts	(3,646)	(2,156)	18,067	(1,584)	27,000	(11,430)	459,356	141,030
Transfers (to) and from fixed dollar contract	0	(2,398)	0	(57)	0	19,277	53,220	8,736
Withdrawals and surrenders	(10,131)	(198)	(1,598)	(8,474)	(4,123)	(19,225)	(33,941)	(35,320)
Surrender charges (note 2)	(93)	0	(15)	(602)	(15)	(951)	(21)	(36)
Annual contract charges (note 2)	(70)	(71)	(80)	(78)	(245)	(255)	(143)	(33)
Annuity and death benefit payments	0	0	0	0	(20,855)	(1,318)	(33,034)	(947)

Net equity transactions	(13,148)	(3,781)	16,383	(10,795)	7,333	(8,121)	446,476	113,430

Net change in contract owners’ equity	(6,946)	(1,711)	35,006	(6,749)	41,994	14,619	630,657	156,026
Contract owners’ equity:
Beginning of period	69,381	71,092	96,953	103,702	371,660	357,041	193,030	37,004

End of period	$62,435	$69,381	$131,959	$96,953	$413,654	$371,660	$823,687	$193,030

Change in units:
Beginning units	11,468	12,101	16,241	18,164	34,021	34,857	9,243	2,314

Units purchased	549	181	3,157	334	2,748	2,402	22,832	9,555
Units redeemed	(2,623)	(814)	(444)	(2,257)	(2,139)	(3,238)	(4,887)	(2,626)

Ending units	9,394	11,468	18,954	16,241	34,630	34,021	27,188	9,243

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	MFS Variable Insurance Trust — Service Class

	New Discovery		Investors Growth		Mid Cap Growth		Total Return
	Subaccount		Stock Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(162)	$(196)	$(34)	$(44)	$(420)	$(303)	$11,413	$9,791
Reinvested capital gains	269	0	0	0	1,047	0	28,527	44,162
Realized gain (loss)	1,523	797	9	540	659	627	39,713	21,189
Unrealized gain (loss)	356	73	213	(391)	(2,461)	(220)	(2,749)	(57,374)

Net increase (decrease) in contract owners’ equity from operations	1,986	674	188	105	(1,175)	104	76,904	17,768

Equity transactions:
Contract purchase payments (note 1)	127	1,192	0	0	500	522	265	2,791
Transfers (to) and from other subaccounts	(4,250)	(5,738)	0	(402)	10,731	8,370	(194,570)	64,278
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	(30,622)	17,735
Withdrawals and surrenders	(2,279)	(378)	0	(2,538)	0	(8,489)	(158,278)	(107,855)
Surrender charges (note 2)	(146)	0	0	(5)	0	(267)	(750)	(560)
Annual contract charges (note 2)	(24)	(26)	(9)	(15)	(6)	(16)	(195)	(350)
Annuity and death benefit payments	0	0	0	0	0	0	(36,153)	(24,978)

Net equity transactions	(6,572)	(4,950)	(9)	(2,960)	11,225	120	(420,303)	(48,939)

Net change in contract owners’ equity	(4,586)	(4,276)	179	(2,855)	10,050	224	(343,399)	(31,171)
Contract owners’ equity:
Beginning of period	20,334	24,610	3,072	5,927	34,315	34,091	1,084,133	1,115,304

End of period	$15,748	$20,334	$3,251	$3,072	$44,365	$34,315	$740,734	$1,084,133

Change in units:
Beginning units	1,807	2,271	298	592	3,535	3,576	87,802	91,817

Units purchased	11	115	0	0	3,170	1,267	3,088	13,697
Units redeemed	(564)	(579)	(1)	(294)	(2,174)	(1,308)	(36,616)	(17,712)

Ending units	1,254	1,807	297	298	4,531	3,535	54,274	87,802

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	J.P. Morgan Series Trust II

	Small Company		Mid Cap Value
	Subaccount		Subaccount

	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,526)	$(1,582)	$(1,797)	$(3,652)
Reinvested capital gains	4,276	18,994	11,043	5,653
Realized gain (loss)	4,250	14,454	20,645	18,379
Unrealized gain (loss)	12,940	(28,632)	33,434	13,057

Net increase (decrease) in contract owners’ equity from operations	19,940	3,234	63,325	33,437

Equity transactions:
Contract purchase payments (note 1)	0	0	435	2,480
Transfers (to) and from other subaccounts	3,721	(38,570)	(10,830)	126,616
Transfers (to) and from fixed dollar contract	22,375	22,002	(10,710)	34,068
Withdrawals and surrenders	(20,219)	(4,737)	(23,853)	(49,579)
Surrender charges (note 2)	(6)	(11)	(33)	(312)
Annual contract charges (note 2)	(13)	(25)	(116)	(125)
Annuity and death benefit payments	(3)	(13)	(3)	(3,707)

Net equity transactions	5,855	(21,354)	(45,110)	109,441

Net change in contract owners’ equity	25,795	(18,120)	18,215	142,878
Contract owners’ equity:
Beginning of period	138,298	156,418	478,092	335,214

End of period	$164,093	$138,298	$496,307	$478,092

Change in units:
Beginning units	9,203	10,654	26,283	19,928

Units purchased	1,601	4,162	3,629	13,508
Units redeemed	(1,201)	(5,613)	(6,318)	(7,153)

Ending units	9,603	9,203	23,594	26,283

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

							Calvert Variable
	PIMCO Variable Insurance Trust — Administrative Shares						Series Inc.

	Real Return		Total Return		Global Bond		Social Equity
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$43,829	$27,307	$44,739	$29,083	$1,569	$859	$(733)	$(812)
Reinvested capital gains	18,445	17,578	7,159	21,123	0	832	0	0
Realized gain (loss)	3,637	6,045	(6,254)	261	(526)	(183)	2,150	6,024
Unrealized gain (loss)	(57,076)	(35,936)	(8,616)	(34,943)	1,450	(6,335)	4,758	(3,168)

Net increase (decrease) in contract owners’ equity from operations	8,835	14,994	37,028	15,524	2,493	(4,827)	6,175	2,044

Equity transactions:
Contract purchase payments (note 1)	5,350	7,951	3,515	3,725	0	23	0	0
Transfers (to) and from other subaccounts	(761,549)	78,545	54,331	116,083	28,809	19,363	(627)	(2,568)
Transfers (to) and from fixed dollar contract	14,954	34,365	40,085	14,415	845	1,831	0	0
Withdrawals and surrenders	(168,283)	(95,588)	(123,919)	(4,310)	(11,728)	(5,706)	(5,507)	(7,851)
Surrender charges (note 2)	(85)	(708)	(14)	(202)	(15)	(36)	(6)	(40)
Annual contract charges (note 2)	(250)	(329)	(127)	(138)	(30)	(45)	(70)	(78)
Annuity and death benefit payments	(21,398)	(8,026)	(1,811)	(2,329)	0	0	(279)	(18,643)

Net equity transactions	(931,261)	16,210	(27,940)	127,244	17,881	15,430	(6,489)	(29,180)

Net change in contract owners’ equity	(922,426)	31,204	9,088	142,768	20,374	10,603	(314)	(27,136)
Contract owners’ equity:
Beginning of period	1,615,669	1,584,465	1,327,992	1,185,224	57,787	47,184	73,042	100,178

End of period	$693,243	$1,615,669	$1,337,080	$1,327,992	$78,161	$57,787	$72,728	$73,042

Change in units:
Beginning units	129,093	127,890	116,499	105,380	4,719	3,557	9,865	14,017

Units purchased	22,779	20,964	16,901	15,887	2,922	4,054	0	0
Units redeemed	(96,376)	(19,761)	(19,264)	(4,768)	(1,474)	(2,892)	(844)	(4,152)

Ending units	55,496	129,093	114,136	116,499	6,167	4,719	9,021	9,865

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

							Dreyfus Variable
	UBS Series						Investment Fund —
	Trust — Class I		The Prudential Series Fund, Inc.				Service Shares

	U.S. Allocation		Jennison 20/20 Focus				Appreciation
	Subaccount		Subaccount		Jennison Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$268	$16	$(1,182)	$(298)	$(190)	$(181)	$111	$(253)
Reinvested capital gains	0	0	8,526	0	0	0	0	0
Realized gain (loss)	14	603	(782)	23	2,125	994	1,477	254
Unrealized gain (loss)	1,669	886	1,809	6,879	(1,619)	1,449	1,373	714

Net increase (decrease) in contract owners’ equity from operations	1,951	1,505	8,371	6,604	316	2,262	2,961	715

Equity transactions:
Contract purchase payments (note 1)	0	0	250	250	0	0	0	0
Transfers (to) and from other subaccounts	0	(530)	(13,651)	96,550	(20,938)	20,500	5,779	17,554
Transfers (to) and from fixed dollar contract	0	0	4,428	0	0	3,911	0	0
Withdrawals and surrenders	0	(1,624)	(174)	(88)	(335)	(2,512)	(16,762)	(10,776)
Surrender charges (note 2)	0	(136)	0	0	0	(3)	0	0
Annual contract charges (note 2)	(9)	(9)	(47)	(8)	(1)	0	(5)	(5)
Annuity and death benefit payments	0	0	(74)	0	0	0	0	0

Net equity transactions	(9)	(2,299)	(9,268)	96,704	(21,274)	21,896	(10,988)	6,773

Net change in contract owners’ equity	1,942	(794)	(897)	103,308	(20,958)	24,158	(8,027)	7,488
Contract owners’ equity:
Beginning of period	19,947	20,741	105,006	1,698	38,474	14,316	24,365	16,877

End of period	$21,889	$19,947	$104,109	$105,006	$17,516	$38,474	$16,338	$24,365

Change in units:
Beginning units	1,431	1,569	6,186	120	2,586	1,088	1,941	1,387

Units purchased	0	3,197	6,443	6,073	431	2,315	439	1,430
Units redeemed	0	(3,335)	(7,161)	(7)	(1,841)	(817)	(1,245)	(876)

Ending units	1,431	1,431	5,468	6,186	1,176	2,586	1,135	1,941

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

					Van Kampen Universal Institutional Funds —
	Royce Capital Fund				Class II

					Core Plus
	Small-Cap		Micro-Cap		Fixed Income		U.S. Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,764)	$(7,827)	$(3,249)	$(1,363)	$416	$473	$(89)	$183
Reinvested capital gains	38,055	7,871	24,352	4,554	86	147	2,082	1,524
Realized gain (loss)	32,497	34,033	17,350	4,782	(251)	(113)	1,076	4,537
Unrealized gain (loss)	43,156	22,178	30,701	20,922	(73)	(129)	9,371	(362)

Net increase (decrease) in contract owners’ equity from operations	105,944	56,255	69,154	28,895	178	378	12,440	5,882

Equity transactions:
Contract purchase payments (note 1)	2,271	11,238	298	325	0	0	0	1,488
Transfers (to) and from other subaccounts	28,324	235,579	143,671	49,055	(11,104)	33,804	29,902	(18,962)
Transfers (to) and from fixed dollar contract	53,286	42,805	21,681	21,096	0	2,968	0	0
Withdrawals and surrenders	(71,169)	(191,427)	(55,642)	(60,670)	(1,309)	(6,053)	(3,362)	(7,000)
Surrender charges (note 2)	(459)	(233)	(17)	(174)	(6)	(1)	(237)	(228)
Annual contract charges (note 2)	(350)	(372)	(150)	(115)	(5)	(6)	(9)	(11)
Annuity and death benefit payments	(24,027)	(6,734)	(944)	(838)	(10,275)	(416)	0	0

Net equity transactions	(12,124)	90,856	108,897	8,679	(22,699)	30,296	26,294	(24,713)

Net change in contract owners’ equity	93,820	147,111	178,051	37,574	(22,521)	30,674	38,734	(18,831)
Contract owners’ equity:
Beginning of period	743,441	596,330	295,109	257,535	36,194	5,520	29,963	48,794

End of period	$837,261	$743,441	$473,160	$295,109	$13,673	$36,194	$68,697	$29,963

Change in units:
Beginning units	40,008	34,468	16,125	15,534	2,961	464	1,504	2,826

Units purchased	12,787	27,922	11,198	6,328	0	3,033	1,191	337
Units redeemed	(13,415)	(22,382)	(5,761)	(5,737)	(1,870)	(536)	(169)	(1,659)

Ending units	39,380	40,008	21,562	16,125	1,091	2,961	2,526	1,504

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

						Neuberger
						Berman
	Franklin Templeton Variable					Advisers
	Insurance Product Trust — Class 2			Legg Mason Partners		Management
				Variable Portfolios I, Inc.		Trust — S Class
			Templeton
	Franklin Income		Foreign		Total	AMT
	Securities		Securities	All Cap	Return	Regency	Total
	Subaccount		Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts

	2006	2005(a)	2006	2006	2006	2006(d)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,388	$(2)	$93	$39	$137	$(1)	$(192,463)	$(417,673)
Reinvested capital gains	700	0	0	120	199	0	988,707	247,297
Realized gain (loss)	665	0	240	63	3	0	1,252,463	(943,149)
Unrealized gain (loss)	28,204	11	11,122	23	599	6	7,522,062	6,550,465

Net increase (decrease) in contract owners’ equity from operations	32,957	9	11,455	245	938	5	9,570,769	5,436,940

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	495,584	726,298
Transfers (to) and from other subaccounts	371,203	1,996	86,731	3,482	10,198	981	—	—
Transfers (to) and from fixed dollar contract	26,254	0	27,877	0	0	0	(35,020)	40,855
Withdrawals and surrenders	(37,512)	0	(393)	0	0	0	(12,369,867)	(13,659,888)
Surrender charges (note 2)	(6)	0	0	0	0	0	(35,446)	(61,289)
Annual contract charges (note 2)	(57)	0	(4)	(3)	0	0	(42,128)	(49,596)
Annuity and death benefit payments	(1,754)	0	0	0	0	0	(1,814,149)	(1,982,122)

Net equity transactions	358,128	1,996	114,211	3,479	10,198	981	(13,801,026)	(14,985,742)

Net change in contract owners’ equity	391,085	2,005	125,666	3,724	11,136	986	(4,230,257)	(9,548,802)
Contract owners’ equity:
Beginning of period	2,005	0	0	0	0	0	95,563,319	105,112,121

End of period	$393,090	$2,005	$125,666	$3,724	$11,136	$986	$91,333,062	$95,563,319

Change in units:
Beginning units	199	0	0	0	0	0	4,292,326	5,007,690

Units purchased	38,280	199	10,703	978	976	97	656,005	554,512
Units redeemed	(5,116)	0	(692)	(666)	0	0	(1,235,687)	(1,269,876)

Ending units	33,363	199	10,011	312	976	97	3,712,644	4,292,326

(a)	Period from November 2, 2005, date of commencement of operations.
(d)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Notes to Financial Statements	December 31, 2006
(1) Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account B (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Janus Aspen Series (Institutional and Service Shares), Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., Old Mutual Insurance Series Fund, Fidelity Variable Insurance Products Fund — Service Class 2, MFS Variable Insurance Trust — Service Shares, J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust — Administrative Shares, Calvert Variable Series, Inc., UBS Series Trust — Class I, The Prudential Series Fund, Inc., Dreyfus Variable Investment Fund — Service Shares, Royce Capital Fund, Franklin Templeton Variable Insurance Products Trust — Class 2, Legg Mason Partners Variable Portfolios I, Inc., and Neuberger Berman Advisers Management Trust — S Class (collectively, the “Funds”). All Funds, other than The Dow Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios), are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expense.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2006. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $14.6 million and $12.2 million for the years ended December 31, 2006 and 2005, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is conducted by an affiliate although other means of distribution may be utilized.
(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006
(2) Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

The following tables illustrate product and contract level charges by product:

These basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity (“VIA”)	Combination
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.75%	1.05%	0.85%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.00%	1.30%	1.10%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	NA	No charge	$25
Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	No charge	No charge	6% in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

		Top
	Top I	Tradition	Top Plus
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.85% to 1.05%	0.85%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.10% to 1.30%	1.10%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	NA
Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15
Purchase Payment Charges	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	5% of payments in the last eight years on amount surrendered	7.75% of payments in the last eight years on amount surrendered	6% in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Further information regarding fees, terms, and availability of all products listed above are provided in the prospectus for the “Top Plus” product.
(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.
(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006
(4) Fund Mergers & Replacements

Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month’s Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

Acquired Portfolios	Acquiring Portfolios

Dow Target 10 — February Portfolio	Dow Target 10 — January Portfolio
Dow Target 10 — March Portfolio

Dow Target 10 — May Portfolio	Dow Target 10 — April Portfolio
Dow Target 10 — June Portfolio

Dow Target 10 — August Portfolio	Dow Target 10 — July Portfolio
Dow Target 10 — September Portfolio

Dow Target 10 — November Portfolio	Dow Target 10 — October Portfolio
Dow Target 10 — December Portfolio

Dow Target 5 — February Portfolio	Dow Target 5 — January Portfolio
Dow Target 5 — March Portfolio

Dow Target 5 — May Portfolio	Dow Target 5 — April Portfolio
Dow Target 5 — June Portfolio

Dow Target 5 — August Portfolio	Dow Target 5 — July Portfolio
Dow Target 5 — September Portfolio

Dow Target 5 — November Portfolio	Dow Target 5 — October Portfolio
Dow Target 5 — December Portfolio

Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.
(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006
(5) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2006
Annual Payment Combination	7,605	$208.386199	$1,584,697	1.00%	5.61%	0.00%
Flexible Payment Combination	757	$105.459872	$79,852	1.10%	5.51%	0.00%
Top I	5,417	$91.523021	$495,757	1.10%	5.51%	0.00%
Top Tradition	189,547	$77.226674	$14,638,091	1.10%	5.51%	0.00%
Top Plus	157,428	$26.277610	$4,136,838	0.90%	5.72%	0.00%

	360,754		$20,935,235

2005
Annual Payment Combination	8,078	$197.310970	$1,593,905	1.00%	5.06%	0.00%
Flexible Payment Combination	749	$99.953545	$74,845	1.10%	4.95%	0.00%
Top I	6,088	$86.744364	$528,119	1.10%	4.95%	0.00%
Top Tradition	220,294	$73.194476	$16,124,295	1.10%	4.95%	0.00%
Top Plus	210,376	$24.856418	$5,229,190	0.90%	5.16%	0.00%

	445,585		$23,550,354

2004
Annual Payment Combination	8,746	$187.813735	$1,642,655	1.00%	11.32%	0.05%
Flexible Payment Combination	740	$95.236348	$70,478	1.10%	11.21%	0.04%
Top I	6,657	$82.650560	$550,183	1.10%	11.21%	0.04%
Top Tradition	262,643	$69.740136	$18,316,727	1.10%	11.21%	0.04%
Top Plus	262,302	$23.636618	$6,199,951	0.90%	11.43%	0.04%

	541,088		$26,779,994

2003
Annual Payment Combination	8,900	$168.716233	$1,501,606	1.00%	42.92%	0.18%
Flexible Payment Combination	798	$85.637325	$68,359	1.10%	42.78%	0.18%
Top I	7,102	$74.320073	$527,779	1.10%	42.78%	0.18%
Top Tradition	295,374	$62.710914	$18,523,183	1.10%	42.78%	0.18%
Top Plus	297,330	$21.212109	$6,306,993	0.90%	43.06%	0.18%

	609,504		$26,927,920

2002
Annual Payment Combination	9,429	$118.048746	$1,113,126	1.00%	-19.55%	0.36%
Flexible Payment Combination	787	$59.978655	$47,186	1.10%	-19.63%	0.37%
Top I	7,635	$52.052278	$397,411	1.10%	-19.63%	0.36%
Top Tradition	335,950	$43.921459	$14,755,423	1.10%	-19.63%	0.35%
Top Plus	336,899	$14.827204	$4,995,271	0.90%	-19.47%	0.35%

	690,700		$21,308,417

Money Market Subaccount
2006
VIA	2,404	$32.980496	$79,271	1.30%	3.43%	4.61%
Top I	2,028	$25.009370	$50,718	1.30%	3.43%	4.59%
Top Tradition	38,685	$22.769733	$880,855	1.10%	3.63%	4.72%
Top Plus	33,797	$14.793588	$499,985	0.90%	3.84%	4.88%

	76,914		$1,510,829

2005
VIA	2,401	$31.887866	$76,554	1.30%	1.62%	2.94%
Top I	2,311	$24.180821	$55,887	1.30%	1.62%	2.90%
Top Tradition	40,430	$21.972068	$888,331	1.10%	1.82%	2.95%
Top Plus	10,082	$14.247177	$143,646	0.90%	2.02%	2.75%

	55,224		$1,164,418

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Money Market Subaccount (continued)
2004
VIA	2,561	$31.379976	$80,362	1.30%	-0.29%	1.02%
Top I	3,246	$23.795684	$77,240	1.30%	-0.29%	1.03%
Top Tradition	46,172	$21.579558	$996,362	1.10%	-0.09%	0.99%
Top Plus	13,190	$13.965057	$184,210	0.90%	0.11%	0.86%

	65,169		$1,338,174

2003
VIA	2,739	$31.471062	$86,201	1.30%	-0.55%	0.74%
Top I	3,281	$23.864748	$78,309	1.30%	-0.55%	0.75%
Top Tradition	69,694	$21.599335	$1,505,353	1.10%	-0.36%	0.75%
Top Plus	59,329	$13.950124	$827,639	0.90%	-0.16%	0.75%

	135,043		$2,497,502

2002
VIA	3,201	$31.645984	$101,304	1.30%	0.09%	1.40%
Top I	4,118	$23.997404	$98,810	1.30%	0.09%	1.40%
Top Tradition	99,162	$21.676487	$2,149,488	1.10%	0.28%	1.37%
Top Plus	105,701	$13.972279	$1,476,881	0.90%	0.48%	1.41%

	212,182		$3,826,483

Bond Subaccount
2006
Top I	214	$44.004316	$9,447	1.10%	3.31%	3.66%
Top Tradition	61,515	$36.851225	$2,266,890	1.10%	3.31%	4.03%
Top Plus	65,431	$18.503836	$1,210,718	0.90%	3.51%	4.54%

	127,160		$3,487,055

2005
Top I	220	$42.595323	$9,351	1.10%	-0.67%	3.62%
Top Tradition	57,202	$35.671271	$2,040,484	1.10%	-0.67%	3.58%
Top Plus	49,472	$17.875999	$884,366	0.90%	-0.48%	3.26%

	106,894		$2,934,201

2004
Top I	222	$42.883430	$9,537	1.10%	4.73%	0.00%
Top Tradition	62,858	$35.912547	$2,257,383	1.10%	4.73%	0.00%
Top Plus	61,712	$17.961382	$1,108,431	0.90%	4.94%	0.00%

	124,792		$3,375,351

2003
Top I	225	$40.945593	$9,228	1.10%	9.26%	4.72%
Top Tradition	82,203	$34.289720	$2,818,702	1.10%	9.26%	5.54%
Top Plus	77,170	$17.115732	$1,320,820	0.90%	9.48%	5.59%

	159,598		$4,148,750

2002
Top I	229	$37.475703	$8,575	1.10%	7.47%	5.83%
Top Tradition	97,963	$31.383869	$3,074,448	1.10%	7.47%	5.95%
Top Plus	94,133	$15.634301	$1,471,714	0.90%	7.69%	6.16%

	192,325		$4,554,737

Omni Subaccount
2006
Top I	12,506	$39.658403	$495,980	1.10%	12.09%	1.23%
Top Tradition	126,702	$39.408472	$4,993,124	1.10%	12.09%	1.12%
Top Plus	83,447	$16.792834	$1,401,304	0.90%	12.31%	1.15%

	222,655		$6,890,408

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2005
Top I	15,726	$35.381987	$556,407	1.10%	8.30%	1.30%
Top Tradition	176,533	$35.159013	$6,206,739	1.10%	8.30%	1.20%
Top Plus	109,056	$14.952467	$1,630,656	0.90%	8.51%	1.20%

	301,315		$8,393,802

2004
Top I	15,919	$32.671066	$520,077	1.10%	5.95%	1.39%
Top Tradition	214,582	$32.465180	$6,966,441	1.10%	5.95%	1.33%
Top Plus	136,972	$13.779581	$1,887,420	0.90%	6.16%	1.31%

	367,473		$9,373,938

2003
Top I	16,325	$30.836972	$503,405	1.10%	24.83%	1.77%
Top Tradition	247,514	$30.642638	$7,584,483	1.10%	24.83%	1.76%
Top Plus	164,162	$12.980233	$2,130,865	0.90%	25.07%	1.76%

	428,001		$10,218,753

2002
Top I	16,747	$24.704037	$413,724	1.10%	-23.62%	1.91%
Top Tradition	288,071	$24.548349	$7,071,660	1.10%	-23.62%	1.87%
Top Plus	193,979	$10.378160	$2,013,149	0.90%	-23.46%	1.83%

	498,797		$9,498,533

International Subaccount
2006
Top I	3,296	$22.515622	$74,228	1.10%	17.93%	0.15%
Top Tradition	212,159	$22.515622	$4,776,885	1.10%	17.93%	0.14%
Top Plus	88,355	$20.178725	$1,782,888	0.90%	18.17%	0.13%

	303,810		$6,634,001

2005
Top I	3,487	$19.091962	$66,565	1.10%	8.21%	0.04%
Top Tradition	255,683	$19.091962	$4,881,484	1.10%	8.21%	0.04%
Top Plus	117,757	$17.076646	$2,010,903	0.90%	8.42%	0.04%

	376,927		$6,958,952

2004
Top I	4,193	$17.643397	$73,981	1.10%	11.74%	0.00%
Top Tradition	292,781	$17.643397	$5,165,651	1.10%	11.74%	0.00%
Top Plus	149,308	$15.749854	$2,351,581	0.90%	11.96%	0.00%

	446,282		$7,591,213

2003
Top I	4,425	$15.789447	$69,875	1.10%	31.15%	0.46%
Top Tradition	383,253	$15.789447	$6,051,352	1.10%	31.15%	0.46%
Top Plus	182,547	$14.066942	$2,567,874	0.90%	31.41%	0.44%

	570,225		$8,689,101

2002
Top I	5,018	$12.039008	$60,418	1.10%	-21.51%	0.26%
Top Tradition	473,133	$12.039008	$5,696,051	1.10%	-21.51%	0.26%
Top Plus	256,818	$10.704470	$2,749,100	0.90%	-21.36%	0.26%

	734,969		$8,505,569

Capital Appreciation Subaccount
2006
Top I	256	$31.644144	$8,109	1.10%	15.11%	0.27%
Top Tradition	128,979	$31.644144	$4,081,419	1.10%	15.11%	0.43%
Top Plus	99,131	$35.913264	$3,560,110	0.90%	15.34%	0.45%

	228,366		$7,649,638

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2005
Top I	506	$27.490513	$13,923	1.10%	4.12%	0.50%
Top Tradition	152,120	$27.490513	$4,181,853	1.10%	4.12%	0.50%
Top Plus	112,055	$31.137683	$3,489,116	0.90%	4.33%	0.51%

	264,681		$7,684,892

2004
Top I	659	$26.401629	$17,386	1.10%	11.27%	0.37%
Top Tradition	188,749	$26.401629	$4,983,269	1.10%	11.27%	0.36%
Top Plus	132,036	$29.845326	$3,940,692	0.90%	11.49%	0.36%

	321,444		$8,941,347

2003
Top I	796	$23.726799	$18,883	1.10%	30.10%	0.26%
Top Tradition	233,847	$23.726799	$5,548,448	1.10%	30.10%	0.25%
Top Plus	149,708	$26.768431	$4,007,446	0.90%	30.35%	0.25%

	384,351		$9,574,777

2002
Top I	944	$18.237893	$17,220	1.10%	-21.02%	0.20%
Top Tradition	300,763	$18.237893	$5,485,282	1.10%	-21.02%	0.21%
Top Plus	192,817	$20.535249	$3,959,535	0.90%	-20.86%	0.20%

	494,524		$9,462,037

Millennium Subaccount
2006
Top I	1,192	$25.207116	$30,049	1.10%	6.21%	0.00%
Top Tradition	96,206	$25.207116	$2,425,079	1.10%	6.21%	0.00%
Top Plus	46,518	$33.549246	$1,560,642	0.90%	6.42%	0.00%

	143,916		$4,015,770

2005
Top I	1,578	$23.732936	$37,457	1.10%	-1.08%	0.00%
Top Tradition	117,776	$23.732936	$2,795,178	1.10%	-1.08%	0.00%
Top Plus	68,303	$31.524814	$2,153,209	0.90%	-0.89%	0.00%

	187,657		$4,985,844

2004
Top I	1,670	$23.993241	$40,071	1.10%	9.72%	0.00%
Top Tradition	147,640	$23.993241	$3,542,358	1.10%	9.72%	0.00%
Top Plus	92,156	$31.807684	$2,931,272	0.90%	9.94%	0.00%

	241,466		$6,513,701

2003
Top I	1,688	$21.867330	$36,907	1.10%	36.17%	0.00%
Top Tradition	173,031	$21.867330	$3,783,736	1.10%	36.17%	0.00%
Top Plus	120,254	$28.931906	$3,479,182	0.90%	36.44%	0.00%

	294,973		$7,299,825

2002
Top I	1,299	$16.058949	$20,865	1.10%	-33.47%	0.00%
Top Tradition	204,134	$16.058949	$3,278,179	1.10%	-33.47%	0.00%
Top Plus	147,878	$21.205098	$3,135,757	0.90%	-33.34%	0.00%

	353,311		$6,434,801

International Small Company Subaccount
2006
Top I	158	$30.828184	$4,881	1.10%	24.98%	0.10%
Top Tradition	58,981	$30.828184	$1,818,264	1.10%	24.98%	0.12%
Top Plus	57,485	$33.655867	$1,934,704	0.90%	25.22%	0.12%

	116,624		$3,757,849

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small Company Subaccount (continued)
2005
Top I	181	$24.667115	$4,464	1.10%	27.60%	2.28%
Top Tradition	68,292	$24.667115	$1,684,579	1.10%	27.60%	0.49%
Top Plus	62,157	$26.876546	$1,670,559	0.90%	27.85%	0.48%

	130,630		$3,359,602

2004
Top I	22	$19.332118	$433	1.10%	19.55%	1.08%
Top Tradition	67,429	$19.332118	$1,303,551	1.10%	19.55%	0.93%
Top Plus	66,705	$21.022163	$1,402,278	0.90%	19.79%	0.97%

	134,156		$2,706,262

2003
Top I	22	$16.170236	$363	1.10%	52.24%	0.22%
Top Tradition	86,116	$16.170236	$1,392,519	1.10%	52.24%	0.22%
Top Plus	80,751	$17.549014	$1,417,098	0.90%	52.54%	0.22%

	166,889		$2,809,980

2002
Top I	23	$10.621378	$240	1.10%	-15.93%	0.00%
Top Tradition	90,154	$10.621378	$957,562	1.10%	-15.93%	0.00%
Top Plus	101,302	$11.504273	$1,165,410	0.90%	-15.77%	0.00%

	191,479		$2,123,212

Aggressive Growth Subaccount
2006
Top Tradition	36,306	$7.379507	$267,923	1.10%	4.63%	0.00%
Top Plus	37,292	$9.058347	$337,800	0.90%	4.84%	0.00%

	73,598		$605,723

2005
Top Tradition	40,432	$7.052988	$285,165	1.10%	12.05%	0.02%
Top Plus	43,493	$8.640452	$375,797	0.90%	12.27%	0.02%

	83,925		$660,962

2004
Top Tradition	55,633	$6.294415	$350,174	1.10%	7.77%	0.00%
Top Plus	47,625	$7.695920	$366,518	0.90%	7.98%	0.00%

	103,258		$716,692

2003
Top Tradition	71,645	$5.840646	$418,457	1.10%	30.06%	0.00%
Top Plus	59,982	$7.126951	$427,487	0.90%	30.32%	0.00%

	131,627		$845,944

2002
Top Tradition	79,553	$4.490665	$357,248	1.10%	-28.70%	0.00%
Top Plus	70,450	$5.468849	$385,278	0.90%	-28.56%	0.00%

	150,003		$742,526

Small Cap Growth Subaccount
2006
Top I	612	$10.101594	$6,181	1.10%	24.24%	0.00%
Top Tradition	53,971	$14.961463	$807,486	1.10%	24.24%	0.00%
Top Plus	13,864	$15.260526	$211,565	0.90%	24.49%	0.00%

	68,447		$1,025,232

2005
Top I	1,438	$8.130715	$11,695	1.10%	5.32%	0.00%
Top Tradition	57,878	$12.042400	$696,988	1.10%	5.32%	0.00%
Top Plus	19,743	$12.258855	$242,020	0.90%	5.53%	0.00%

	79,059		$950,703

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount (continued)
2004
Top I	1,440	$7.719698	$11,115	1.10%	10.23%	0.00%
Top Tradition	72,248	$11.433639	$826,055	1.10%	10.23%	0.00%
Top Plus	25,400	$11.616196	$295,060	0.90%	10.45%	0.00%

	99,088		$1,132,230

2003
Top I	614	$7.003370	$4,296	1.10%	43.77%	0.00%
Top Tradition	83,787	$10.372684	$869,100	1.10%	43.77%	0.00%
Top Plus	40,962	$10.517403	$430,817	0.90%	44.05%	0.00%

	125,363		$1,304,213

2002
Top I	614	$4.871298	$2,991	1.10%	-29.90%	0.00%
Top Tradition	110,406	$7.214868	$796,564	1.10%	-29.90%	0.00%
Top Plus	51,775	$7.301096	$378,011	0.90%	-29.76%	0.00%

	162,795		$1,177,566

Mid Cap Opportunity Subaccount
2006
Top I	1,799	$14.535150	$26,141	1.10%	8.46%	0.00%
Top Tradition	129,429	$25.303644	$3,275,020	1.10%	8.46%	0.00%
Top Plus	77,744	$25.809088	$2,006,510	0.90%	8.67%	0.00%

	208,972		$5,307,671

2005
Top I	1,795	$13.401489	$24,065	1.10%	8.79%	0.00%
Top Tradition	163,347	$23.330098	$3,810,898	1.10%	8.79%	0.00%
Top Plus	95,999	$23.749133	$2,279,886	0.90%	9.00%	0.00%

	261,141		$6,114,849

2004
Top I	1,799	$12.318904	$22,159	1.10%	12.32%	0.00%
Top Tradition	211,731	$21.445455	$4,540,664	1.10%	12.32%	0.00%
Top Plus	134,054	$21.787570	$2,920,720	0.90%	12.54%	0.00%

	347,584		$7,483,543

2003
Top I	1,817	$10.967734	$19,929	1.10%	44.75%	0.04%
Top Tradition	243,025	$19.093264	$4,640,145	1.10%	44.75%	0.04%
Top Plus	178,954	$19.359387	$3,464,434	0.90%	45.04%	0.04%

	423,796		$8,124,508

2002
Top I	1,812	$7.576987	$13,732	1.10%	-26.44%	0.00%
Top Tradition	284,594	$13.190461	$3,753,927	1.10%	-26.44%	0.00%
Top Plus	213,781	$13.347926	$2,853,531	0.90%	-26.29%	0.00%

	500,187		$6,621,190

S&P 500 Index Subaccount
2006
Top I	4,770	$10.574254	$50,439	1.10%	14.05%	1.09%
Top Tradition	220,650	$19.847544	$4,379,355	1.10%	14.05%	1.06%
Top Plus	156,508	$20.243886	$3,168,331	0.90%	14.27%	0.99%

	381,928		$7,598,125

2005
Top I	5,641	$9.271844	$52,300	1.10%	3.33%	1.03%
Top Tradition	258,743	$17.402963	$4,502,900	1.10%	3.33%	0.98%
Top Plus	209,039	$17.715460	$3,703,228	0.90%	3.54%	0.97%

	473,423		$8,258,428

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2004
Top I	6,239	$8.972855	$55,985	1.10%	9.10%	1.07%
Top Tradition	310,573	$16.841761	$5,230,593	1.10%	9.10%	1.12%
Top Plus	244,616	$17.110362	$4,185,460	0.90%	9.32%	1.09%

	561,428		$9,472,038

2003
Top I	7,097	$8.224458	$58,368	1.10%	26.45%	1.22%
Top Tradition	341,395	$15.437040	$5,270,130	1.10%	26.45%	1.18%
Top Plus	264,354	$15.652148	$4,137,701	0.90%	26.70%	1.20%

	612,846		$9,466,199

2002
Top I	6,415	$6.504141	$41,724	1.10%	-23.47%	1.11%
Top Tradition	413,646	$12.208071	$5,049,816	1.10%	-23.47%	1.08%
Top Plus	286,685	$12.353754	$3,541,638	0.90%	-23.32%	1.07%

	706,746		$8,633,178

Social Awareness Subaccount (note 4)
2002
Top I	1,051	$5.511170	$5,791	1.10%	-29.10%	0.00%
Top Tradition	8,518	$5.388262	$45,895	1.10%	-29.10%	0.00%
Top Plus	6,744	$5.452617	$36,778	0.90%	-28.95%	0.00%

	16,313		$88,464

Blue Chip Subaccount (note 4)
2006
Top I	1,048	$12.651963	$13,255	1.10%	15.09%	0.98%
Top Tradition	10,634	$12.651963	$134,538	1.10%	15.09%	0.97%
Top Plus	6,905	$12.832713	$88,616	0.90%	15.31%	0.94%

	18,587		$236,409

2005
Top I	1,048	$10.993372	$11,520	1.10%	3.60%	0.99%
Top Tradition	11,112	$10.993372	$122,165	1.10%	3.60%	0.90%
Top Plus	8,098	$11.128423	$90,113	0.90%	3.80%	0.88%

	20,258		$223,798

2004
Top I	1,048	$10.611435	$11,123	1.10%	8.41%	1.37%
Top Tradition	14,125	$10.611435	$149,889	1.10%	8.41%	1.33%
Top Plus	9,326	$10.720596	$99,974	0.90%	8.62%	1.41%

	24,499		$260,986

2003
Top I	1,049	$9.788494	$10,263	1.10%	25.21%	1.35%
Top Tradition	17,600	$9.788494	$172,281	1.10%	25.21%	1.22%
Top Plus	8,008	$9.869589	$79,039	0.90%	25.45%	1.46%

	26,657		$261,583

2002
Top I	1,049	$7.817892	$8,200	1.10%	-20.31%	0.88%
Top Tradition	26,185	$7.817892	$204,713	1.10%	-20.31%	0.89%
Top Plus	3,847	$7.867097	$30,262	0.90%	-20.15%	1.09%

	31,081		$243,175

Equity Income Subaccount (note 4)
2002
Top Tradition	11,999	$6.447392	$77,361	1.10%	-21.74%	1.63%
Top Plus	4,254	$6.487970	$27,599	0.90%	-21.58%	1.60%

	16,253		$104,960

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount
2006
Top I	161	$14.786200	$2,370	1.10%	8.93%	0.00%
Top Tradition	17,979	$14.786200	$265,848	1.10%	8.93%	0.00%
Top Plus	17,587	$14.997356	$263,764	0.90%	9.15%	0.00%

	35,727		$531,982

2005
Top I	155	$13.573436	$2,110	1.10%	1.87%	4.68%
Top Tradition	15,778	$13.573436	$214,166	1.10%	1.87%	5.06%
Top Plus	13,264	$13.740101	$182,243	0.90%	2.08%	5.00%

	29,197		$398,519

2004
Top I	160	$13.323676	$2,137	1.10%	9.46%	0.29%
Top Tradition	13,543	$13.323676	$180,439	1.10%	9.46%	0.32%
Top Plus	12,628	$13.460648	$169,977	0.90%	9.68%	0.32%

	26,331		$352,553

2003
Top I	190	$12.171803	$2,310	1.10%	21.45%	7.59%
Top Tradition	15,768	$12.171803	$191,919	1.10%	21.45%	7.55%
Top Plus	12,579	$12.272560	$154,382	0.90%	21.69%	7.70%

	28,537		$348,611

2002
Top I	184	$10.021930	$1,841	1.10%	2.81%	7.55%
Top Tradition	18,792	$10.021930	$188,331	1.10%	2.81%	11.57%
Top Plus	9,715	$10.084932	$97,981	0.90%	3.02%	10.96%

	28,691		$288,153

Capital Growth Subaccount
2006
Top Tradition	29,726	$9.951443	$295,819	1.10%	18.82%	0.00%
Top Plus	2,960	$10.093727	$29,876	0.90%	19.06%	0.00%

	32,686		$325,695

2005
Top Tradition	34,954	$8.375158	$292,746	1.10%	1.50%	0.00%
Top Plus	7,429	$8.478128	$62,982	0.90%	1.71%	0.00%

	42,383		$355,728

2004
Top Tradition	43,079	$8.251025	$355,446	1.10%	18.40%	0.00%
Top Plus	11,661	$8.335993	$97,203	0.90%	18.64%	0.00%

	54,740		$452,649

2003
Top Tradition	42,681	$6.968653	$297,431	1.10%	38.58%	0.00%
Top Plus	16,087	$7.026460	$113,036	0.90%	38.85%	0.00%

	58,768		$410,467

2002
Top Tradition	53,604	$5.028760	$269,563	1.10%	-42.69%	0.00%
Top Plus	16,769	$5.060464	$84,859	0.90%	-42.58%	0.00%

	70,373		$354,422

Nasdaq-100 Index Subaccount
2006
Top Tradition	13,020	$4.201735	$54,711	1.10%	5.45%	0.00%
Top Plus	2,247	$4.257637	$9,565	0.90%	5.65%	0.00%

	15,267		$64,276

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2005
Top Tradition	28,135	$3.984706	$112,109	1.10%	0.33%	0.00%
Top Plus	9,618	$4.029756	$38,760	0.90%	0.53%	0.00%

	37,753		$150,869

2004
Top Tradition	49,855	$3.971406	$197,995	1.10%	8.80%	0.00%
Top Plus	20,940	$4.008381	$83,933	0.90%	9.02%	0.00%

	70,795		$281,928

2003
Top Tradition	45,176	$3.650175	$164,901	1.10%	46.26%	0.00%
Top Plus	23,035	$3.676860	$84,695	0.90%	46.54%	0.00%

	68,211		$249,596

2002
Top Tradition	62,682	$2.495758	$156,439	1.10%	-38.02%	0.00%
Top Plus	23,289	$2.509045	$58,434	0.90%	-37.89%	0.00%

	85,971		$214,873

Bristol Subaccount
2006
Top Plus	2,102	$14.217544	$29,881	0.90%	15.38%	0.15%
2005
Top Plus	7,057	$12.321848	$86,952	0.90%	11.03%	0.00%
2004
Top Plus	7,224	$11.097582	$80,165	0.90%	7.65%	1.01%
2003
Top Tradition	518	$10.274749	$5,322	1.10%	31.02%	2.07%
Top Plus	7,068	$10.308725	$72,860	0.90%	31.28%	0.64%

	7,586		$78,182

2002
Top Plus	3,038	$7.852697	$23,857	0.90%	-21.47%	0.00%	5/1/02
Bryton Growth Subaccount
2006
Top Tradition	197	$11.605216	$2,292	1.10%	15.47%	0.00%
Top Plus	315	$11.712928	$3,687	0.90%	15.70%	0.00%

	512		$5,979

2005
Top Tradition	198	$10.050205	$1,987	1.10%	3.17%	0.01%
Top Plus	5,043	$10.123465	$51,059	0.90%	3.38%	0.02%

	5,241		$53,046

2004
Top Tradition	314	$9.741115	$3,054	1.10%	6.33%	0.00%
Top Plus	5,576	$9.792756	$54,605	0.90%	6.54%	0.00%

	5,890		$57,659

2003
Top Tradition	1,867	$9.161204	$17,109	1.10%	34.14%	0.00%
Top Plus	6,688	$9.191509	$61,472	0.90%	34.40%	0.00%

	8,555		$78,581

2002
Top Tradition	3,132	$6.829705	$21,394	1.10%	-31.70%	0.00%	5/1/02
Top Plus	3,641	$6.838775	$24,899	0.90%	-31.61%	0.00%	5/1/02

	6,773		$46,293

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Target Equity/ Income Subaccount
2006
Top Tradition	505	$10.939213	$5,532	1.10%	8.18%	1.70%
Top Plus	12,027	$10.964309	$131,865	0.90%	8.39%	0.98%

	12,532		$137,397

Dow Target 10 Portfolios (note 4):
First Quarter Subaccount
2006
Top Tradition	5,095	$12.902603	$65,735	1.10%	27.46%	7.97%
2005
Top Tradition	5,096	$10.122592	$51,585	1.10%	-7.24%	0.00%
2004
Top Tradition	5,097	$10.913089	$55,629	1.10%	2.09%	0.00%
2003
Top Tradition	5,099	$10.689982	$54,507	1.10%	23.88%	3.11%
Second Quarter Subaccount
2006
Top Tradition	2,639	$15.589464	$41,147	1.10%	28.23%	6.51%
2005
Top Tradition	2,640	$12.157413	$32,094	1.10%	-3.67%	0.00%
2004
Top Tradition	2,641	$12.620548	$33,325	1.10%	0.82%	0.00%
2003
Top Tradition	2,641	$12.518333	$33,063	1.10%	26.97%	3.55%
Third Quarter Subaccount
2006
Top Tradition	971	$14.997044	$14,557	1.10%	26.57%	5.62%
2005
Top Tradition	971	$11.849075	$11,502	1.10%	-6.45%	0.00%
2004
Top Tradition	971	$12.665868	$12,299	1.10%	2.21%	0.00%
2003
Top Tradition	971	$12.391628	$12,037	1.10%	23.11%	3.34%
Fourth Quarter Subaccount
2006
Top Tradition	2,421	$15.413865	$37,314	1.10%	26.03%	5.35%
2005
Top Tradition	2,421	$12.230451	$29,613	1.10%	-5.54%	0.00%
2004
Top Tradition	4,162	$12.947669	$53,885	1.10%	0.04%	0.00%
2003
Top Tradition	4,165	$12.943122	$53,905	1.10%	22.47%	2.90%
November Subaccount
2002
Top Tradition	5,683	$7.926971	$45,050	1.10%	-13.99%	2.84%
Dow Target 5 Portfolios (note 4):
First Quarter Subaccount
2006
Top Tradition	4,822	$16.149554	$77,866	1.10%	39.31%	5.33%
2005
Top Tradition	4,851	$11.592905	$56,242	1.10%	-3.26%	0.00%
2004
Top Tradition	4,853	$11.983597	$58,155	1.10%	9.48%	0.00%
2003
Top Tradition	4,983	$10.945819	$54,543	1.10%	18.25%	2.53%
2002
Top Tradition	9	$9.256458	$84	1.10%	-13.55%	2.17%
(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios (note 4): (continued)
Second Quarter Subaccount
2006
Top Tradition	2,653	$17.085151	$45,334	1.10%	36.37%	5.13%
2005
Top Tradition	2,700	$12.528382	$33,823	1.10%	-4.15%	0.00%
2004
Top Tradition	2,701	$13.070210	$35,297	1.10%	9.75%	0.00%
2003
Top Tradition	2,701	$11.908693	$32,169	1.10%	21.91%	2.99%
2002
Top Tradition	22	$9.768484	$217	1.10%	-10.51%	2.60%
Third Quarter Subaccount
2006
Top Plus	99	$12.873278	$1,276	0.90%	35.16%	0.66%
2005
Top Tradition	40	$9.421328	$380	1.10%	-20.06%	0.00%
2004
Top Tradition	40	$11.785236	$477	1.10%	6.69%	0.00%
2003
Top Tradition	41	$11.046269	$448	1.10%	13.64%	3.04%
2002
Top Tradition	13	$9.720700	$126	1.10%	-11.76%	2.39%
Fourth Quarter Subaccount
2006
Top Tradition	2,292	$17.444918	$39,983	1.10%	36.83%	4.77%
2005
Top Tradition	2,360	$12.749342	$30,083	1.10%	-13.45%	0.00%
Top Plus	3,282	$12.882396	$42,281	0.90%	-13.28%	0.00%

	5,642		$72,364

2004
Top Tradition	2,363	$14.730567	$34,802	1.10%	5.40%	0.00%
Top Plus	3,282	$14.854913	$48,755	0.90%	5.60%	0.00%

	5,645		$83,557

2003
Top Tradition	2,365	$13.976503	$33,059	1.10%	18.25%	2.67%
Top Plus	3,761	$14.066554	$52,900	0.90%	18.48%	2.68%

	6,126		$85,959

2002
Top Tradition	13	$11.819898	$156	1.10%	-6.92%	2.45%
February Subaccount
2002
Top Tradition	125	$10.766311	$1,340	1.10%	-8.49%	2.56%
March Subaccount
2002
Top Tradition	324	$11.504336	$3,729	1.10%	-9.91%	4.35%
May Subaccount
2002
Top Tradition	12	$9.747448	$121	1.10%	-15.16%	2.85%
June Subaccount
2002
Top Tradition	13	$9.228008	$119	1.10%	-12.65%	2.95%
August Subaccount
2002
Top Tradition	13	$11.617437	$149	1.10%	-2.20%	1.18%
September Subaccount
2002
Top Tradition	13	$10.028142	$130	1.10%	-14.77%	2.24%
(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios (note 4): (continued)
November Subaccount
2002
Top Tradition	3,567	$7.231070	$25,791	1.10%	-16.30%	4.53%
Top Plus	5,710	$7.276536	$41,552	0.90%	-16.13%	4.14%

	9,277		$67,343

December Subaccount
2002
Top Tradition	14	$8.918335	$125	1.10%	-18.44%	2.34%
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2006
Top I	1,150	$8.161292	$9,382	1.10%	10.17%	0.49%
Top Tradition	69,256	$8.161292	$565,222	1.10%	10.17%	0.49%
Top Plus	13,218	$8.277956	$109,419	0.90%	10.39%	0.45%

	83,624		$684,023

2005
Top I	1,201	$7.407944	$8,900	1.10%	3.16%	0.34%
Top Tradition	74,835	$7.407944	$554,372	1.10%	3.16%	0.33%
Top Plus	29,501	$7.498999	$221,228	0.90%	3.36%	0.33%

	105,537		$784,500

2004
Top I	1,366	$7.181339	$9,806	1.10%	3.38%	0.14%
Top Tradition	98,679	$7.181339	$708,644	1.10%	3.38%	0.15%
Top Plus	40,418	$7.255263	$293,251	0.90%	3.58%	0.13%

	140,463		$1,011,701

2003
Top I	1,601	$6.946735	$11,121	1.10%	30.30%	0.10%
Top Tradition	110,989	$6.946735	$771,013	1.10%	30.30%	0.09%
Top Plus	57,339	$7.004322	$401,621	0.90%	30.56%	0.10%

	169,929		$1,183,755

2002
Top I	1,602	$5.331366	$8,538	1.10%	-27.31%	0.00%
Top Tradition	137,700	$5.331366	$734,130	1.10%	-27.31%	0.00%
Top Plus	59,325	$5.364950	$318,277	0.90%	-27.17%	0.00%

	198,627		$1,060,945

Worldwide Growth Subaccount
2006
Top I	1,729	$9.704556	$16,773	1.10%	16.92%	1.79%
Top Tradition	43,115	$9.704556	$418,415	1.10%	16.92%	1.74%
Top Plus	14,467	$9.843191	$142,404	0.90%	17.15%	1.67%

	59,311		$577,592

2005
Top I	1,729	$8.300095	$14,352	1.10%	4.72%	1.41%
Top Tradition	52,441	$8.300095	$435,267	1.10%	4.72%	1.36%
Top Plus	21,383	$8.402063	$179,657	0.90%	4.92%	1.36%

	75,553		$629,276

2004
Top I	1,730	$7.926252	$13,713	1.10%	3.64%	0.96%
Top Tradition	72,089	$7.926252	$571,398	1.10%	3.64%	0.98%
Top Plus	32,135	$8.007801	$257,325	0.90%	3.84%	0.92%

	105,954		$842,436

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount (continued)
2003
Top I	2,103	$7.648142	$16,082	1.10%	22.64%	1.12%
Top Tradition	85,316	$7.648142	$652,511	1.10%	22.64%	1.05%
Top Plus	52,538	$7.711505	$405,147	0.90%	22.89%	1.10%

	139,957		$1,073,740

2002
Top I	2,104	$6.236113	$13,120	1.10%	-26.31%	0.87%
Top Tradition	124,092	$6.236113	$773,850	1.10%	-26.31%	0.86%
Top Plus	68,354	$6.275358	$428,949	0.90%	-26.17%	0.82%

	194,550		$1,215,919

Balanced Subaccount
2006
Top I	7,474	$13.168911	$98,418	1.10%	9.52%	2.18%
Top Tradition	57,926	$13.168911	$762,829	1.10%	9.52%	2.10%
Top Plus	12,163	$13.357027	$162,460	0.90%	9.73%	2.00%

	77,563		$1,023,707

2005
Top I	7,472	$12.024522	$89,843	1.10%	6.78%	2.31%
Top Tradition	64,570	$12.024522	$776,426	1.10%	6.78%	2.12%
Top Plus	18,075	$12.172221	$220,018	0.90%	6.99%	2.10%

	90,117		$1,086,287

2004
Top I	8,062	$11.261194	$90,788	1.10%	7.34%	2.33%
Top Tradition	95,185	$11.261194	$1,071,901	1.10%	7.34%	2.20%
Top Plus	37,125	$11.377016	$422,367	0.90%	7.56%	2.12%

	140,372		$1,585,056

2003
Top I	7,848	$10.490828	$82,333	1.10%	12.81%	2.24%
Top Tradition	107,943	$10.490828	$1,132,407	1.10%	12.81%	2.23%
Top Plus	51,703	$10.577712	$546,902	0.90%	13.03%	2.05%

	167,494		$1,761,642

2002
Top I	7,846	$9.299613	$72,964	1.10%	-7.46%	2.42%
Top Tradition	108,572	$9.299613	$1,009,673	1.10%	-7.46%	2.35%
Top Plus	69,027	$9.358103	$645,967	0.90%	-7.28%	2.31%

	185,445		$1,728,604

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2006
Top I	335	$15.224915	$5,111	1.10%	11.00%	0.00%
Top Tradition	10,198	$15.224915	$155,265	1.10%	11.00%	0.00%
Top Plus	7,899	$15.442373	$121,972	0.90%	11.22%	0.00%

	18,432		$282,348

2005
Top I	1,109	$13.716021	$15,218	1.10%	6.71%	0.00%
Top Tradition	11,333	$13.716021	$155,441	1.10%	6.71%	0.00%
Top Plus	8,451	$13.884465	$117,340	0.90%	6.92%	0.00%

	20,893		$287,999

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2004
Top I	1,110	$12.853057	$14,266	1.10%	16.93%	0.00%
Top Tradition	13,297	$12.853057	$170,910	1.10%	16.93%	0.00%
Top Plus	10,613	$12.985241	$137,812	0.90%	17.16%	0.00%

	25,020		$322,988

2003
Top I	1,110	$10.992008	$12,205	1.10%	35.52%	0.15%
Top Tradition	16,336	$10.992008	$179,563	1.10%	35.52%	0.08%
Top Plus	15,722	$11.083042	$174,249	0.90%	35.79%	0.09%

	33,168		$366,017

2002
Top I	336	$8.111148	$2,728	1.10%	-27.62%	0.40%
Top Tradition	17,403	$8.111148	$141,159	1.10%	-27.62%	0.46%
Top Plus	12,444	$8.162179	$101,570	0.90%	-27.47%	0.41%

	30,183		$245,457

Small/ Mid Cap Value Subaccount
2006
Top Tradition	3,346	$17.904314	$59,900	1.10%	14.47%	0.00%
Top Plus	12,651	$18.160118	$229,747	0.90%	14.69%	0.00%

	15,997		$289,647

2005
Top Tradition	3,404	$15.641554	$53,243	1.10%	15.24%	0.38%
Top Plus	12,651	$15.833700	$200,315	0.90%	15.47%	0.36%

	16,055		$253,558

2004
Top Tradition	3,814	$13.573321	$51,766	1.10%	15.49%	0.00%
Top Plus	12,462	$13.712955	$170,888	0.90%	15.72%	0.00%

	16,276		$222,654

2003
Top Tradition	4,434	$11.752588	$52,114	1.10%	36.89%	0.12%
Top Plus	14,471	$11.849948	$171,480	0.90%	37.16%	0.11%

	18,905		$223,594

2002
Top Tradition	3,816	$8.585353	$32,766	1.10%	-24.00%	0.40%
Top Plus	14,619	$8.639387	$126,297	0.90%	-23.85%	0.36%

	18,435		$159,063

Discovery Subaccount
2006
Top Tradition	18,382	$8.852076	$162,718	1.10%	13.40%	0.00%
Top Plus	8,437	$8.978672	$75,751	0.90%	13.62%	0.00%

	26,819		$238,469

2005
Top Tradition	27,204	$7.806074	$212,355	1.10%	14.91%	0.00%	4/8/05
Top Plus	14,587	$7.902076	$115,272	0.90%	15.08%	0.00%	4/8/05

	41,791		$327,627

Strong Variable Annuity Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004
Top Tradition	28,761	$7.200348	$207,092	1.10%	17.86%	0.00%
Top Plus	21,360	$7.274512	$155,378	0.90%	18.09%	0.00%

	50,121		$362,470

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Strong Variable Annuity Funds, Inc. (note 4): (continued)
Mid Cap Growth II Subaccount (continued)
2003
Top Tradition	34,323	$6.109458	$209,691	1.10%	32.75%	0.00%
Top Plus	29,723	$6.160144	$183,100	0.90%	33.02%	0.00%

	64,046		$392,791

2002
Top Tradition	56,003	$4.602057	$257,729	1.10%	-38.23%	0.00%
Top Plus	25,386	$4.631070	$117,563	0.90%	-38.10%	0.00%

	81,389		$375,292

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2006
Top Tradition	19,060	$40.127029	$764,798	1.10%	36.55%	1.08%
Top Plus	9,492	$40.699934	$386,342	0.90%	36.82%	1.06%

	28,552		$1,151,140

2005
Top Tradition	17,085	$29.386693	$502,074	1.10%	15.78%	1.00%
Top Plus	5,978	$29.747497	$177,832	0.90%	16.01%	1.31%

	23,063		$679,906

2004
Top Tradition	13,368	$25.381114	$339,294	1.10%	34.91%	1.48%
Top Plus	3,334	$25.642046	$85,479	0.90%	35.18%	1.41%

	16,702		$424,773

2003
Top Tradition	9,846	$18.813690	$185,232	1.10%	36.02%	0.00%
Top Plus	2,935	$18.969437	$55,681	0.90%	36.29%	0.00%

	12,781		$240,913

2002
Top Tradition	6,240	$13.831866	$86,313	1.10%	-1.87%	3.05%
Top Plus	1,236	$13.918838	$17,199	0.90%	-1.67%	1.02%

	7,476		$103,512

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2006
Top Tradition	26,681	$14.033192	$374,423	1.10%	21.30%	2.53%
Top Plus	11,846	$14.233629	$168,611	0.90%	21.54%	1.91%

	38,527		$543,034

2005
Top Tradition	17,544	$11.568970	$202,963	1.10%	2.80%	1.63%
Top Plus	7,085	$11.711069	$82,974	0.90%	3.00%	1.50%

	24,629		$285,937

2004
Top Tradition	19,285	$11.253743	$217,026	1.10%	17.50%	1.30%
Top Plus	7,620	$11.369495	$86,635	0.90%	17.74%	2.04%

	26,905		$303,661

2003
Top Tradition	19,703	$9.577460	$188,706	1.10%	23.01%	1.50%
Top Plus	4,255	$9.656808	$41,089	0.90%	23.25%	1.51%

	23,958		$229,795

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Growth & Income Subaccount (continued)
2002
Top Tradition	11,484	$7.786048	$89,410	1.10%	-12.30%	1.63%
Top Plus	1,629	$7.835039	$12,766	0.90%	-12.13%	1.38%

	13,113		$102,176

Structured U.S. Equity Subaccount
2006
Top Tradition	6,279	$11.256540	$70,678	1.10%	11.67%	1.10%
Top Plus	3,004	$11.417334	$34,296	0.90%	11.89%	0.97%

	9,283		$104,974

2005
Top Tradition	5,700	$10.080590	$57,459	1.10%	5.36%	0.74%
Top Plus	5,190	$10.204411	$52,964	0.90%	5.56%	0.81%

	10,890		$110,423

2004
Top Tradition	6,673	$9.568193	$63,850	1.10%	13.69%	1.15%
Top Plus	5,231	$9.666608	$50,568	0.90%	13.91%	1.10%

	11,904		$114,418

2003
Top Tradition	6,668	$8.416223	$56,118	1.10%	28.07%	0.93%
Top Plus	7,005	$8.485938	$59,442	0.90%	28.32%	1.05%

	13,673		$115,560

2002
Top Tradition	8,119	$6.571707	$53,357	1.10%	-22.75%	0.63%
Top Plus	3,330	$6.613061	$22,023	0.90%	-22.59%	0.58%

	11,449		$75,380

Capital Growth Subaccount
2006
Top Tradition	1,984	$9.303136	$18,458	1.10%	7.38%	0.13%
Top Plus	1,156	$9.436066	$10,906	0.90%	7.59%	0.13%

	3,140		$29,364

2005
Top Tradition	1,884	$8.663631	$16,322	1.10%	1.82%	0.12%
Top Plus	1,192	$8.770072	$10,450	0.90%	2.03%	0.16%

	3,076		$26,772

2004
Top Tradition	2,736	$8.508390	$23,280	1.10%	7.90%	0.70%
Top Plus	1,192	$8.595928	$10,242	0.90%	8.11%	0.73%

	3,928		$33,522

2003
Top Tradition	2,899	$7.885625	$22,862	1.10%	22.39%	0.25%
Top Plus	1,192	$7.950961	$9,474	0.90%	22.63%	0.32%

	4,091		$32,336

2002
Top Tradition	3,571	$6.442916	$23,008	1.10%	-25.16%	0.15%
Top Plus	568	$6.483475	$3,684	0.90%	-25.01%	0.13%

	4,139		$26,692

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2006
Top I	441	$28.476888	$12,586	1.10%	28.54%	0.79%
Top Tradition	16,254	$28.476888	$462,851	1.10%	28.54%	0.46%
Top Plus	13,837	$28.883706	$399,658	0.90%	28.79%	0.41%

	30,532		$875,095

2005
Top Tradition	18,878	$22.154733	$418,231	1.10%	39.25%	0.31%
Top Plus	19,296	$22.426883	$432,752	0.90%	39.52%	0.35%

	38,174		$850,983

2004
Top Tradition	11,218	$15.910050	$178,472	1.10%	29.16%	0.65%
Top Plus	8,687	$16.073745	$139,638	0.90%	29.42%	0.66%

	19,905		$318,110

2003
Top Tradition	12,694	$12.317740	$156,360	1.10%	51.28%	0.06%
Top Plus	10,753	$12.419811	$133,546	0.90%	51.58%	0.05%

	23,447		$289,906

2002
Top Tradition	12,594	$8.142509	$102,545	1.10%	-2.57%	0.51%
Top Plus	3,752	$8.193782	$30,742	0.90%	-2.38%	0.65%

	16,346		$133,287

Small Cap Subaccount
2006
Top I	175	$21.958579	$3,836	1.10%	14.81%	0.00%
Top Tradition	15,976	$21.958579	$350,812	1.10%	14.81%	0.00%
Top Plus	9,897	$22.272208	$220,436	0.90%	15.04%	0.00%

	26,048		$575,084

2005
Top I	902	$19.126277	$17,246	1.10%	2.87%	0.00%
Top Tradition	22,395	$19.126277	$428,333	1.10%	2.87%	0.00%
Top Plus	13,880	$19.361165	$268,736	0.90%	3.07%	0.00%

	37,177		$714,315

2004
Top I	903	$18.593323	$16,782	1.10%	13.63%	0.00%
Top Tradition	31,313	$18.593323	$582,218	1.10%	13.63%	0.00%
Top Plus	16,014	$18.784536	$300,821	0.90%	13.86%	0.00%

	48,230		$899,821

2003
Top I	177	$16.362380	$2,893	1.10%	35.73%	0.00%
Top Tradition	33,976	$16.362380	$555,925	1.10%	35.73%	0.00%
Top Plus	16,318	$16.497870	$269,219	0.90%	36.00%	0.00%

	50,471		$828,037

2002
Top I	178	$12.055137	$2,141	1.10%	-18.57%	0.00%
Top Tradition	47,501	$12.055137	$572,632	1.10%	-18.57%	0.00%
Top Plus	18,820	$12.130971	$228,304	0.90%	-18.41%	0.00%

	66,499		$803,077

International Equity Subaccount
2006
Top Tradition	1,112	$12.640844	$14,057	1.10%	21.20%	1.26%
Top Plus	1,537	$12.669820	$19,475	0.90%	21.44%	0.73%

	2,649		$33,532

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
International Equity Subaccount (continued)
2005
Top Tradition	656	$10.429757	$6,843	1.10%	4.30%	0.00%	11/2/05
Old Mutual Insurance Series Fund, Inc.:
Technology & Communications Subaccount
2006
Top Tradition	4,728	$1.954167	$9,239	1.10%	3.57%	0.00%
Top Plus	1,722	$1.980207	$3,410	0.90%	3.77%	0.00%

	6,450		$12,649

2005
Top Tradition	5,999	$1.886830	$11,319	1.10%	8.72%	0.00%
Top Plus	1,811	$1.908197	$3,456	0.90%	8.94%	0.00%

	7,810		$14,775

2004
Top Tradition	11,324	$1.735475	$19,652	1.10%	5.26%	0.00%
Top Plus	16,674	$1.751658	$29,207	0.90%	5.47%	0.00%

	27,998		$48,859

2003
Top Tradition	12,966	$1.648743	$21,377	1.10%	43.75%	0.00%
Top Plus	21,248	$1.660811	$35,289	0.90%	44.04%	0.00%

	34,214		$56,666

2002
Top Tradition	196,838	$1.146913	$225,755	1.10%	-54.49%	0.00%
Top Plus	22,953	$1.153023	$26,466	0.90%	-54.40%	0.00%

	219,791		$252,221

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2006
Top Tradition	86,619	$20.756062	$1,797,865	1.10%	11.18%	0.17%
Top Plus	22,685	$21.031676	$477,099	0.90%	11.40%	0.20%

	109,304		$2,274,964

2005
Top Tradition	82,170	$18.668363	$1,533,983	1.10%	16.74%	0.00%
Top Plus	35,686	$18.878915	$673,706	0.90%	16.97%	0.00%

	117,856		$2,207,689

2004
Top Tradition	81,286	$15.992023	$1,299,931	1.10%	23.30%	0.00%
Top Plus	31,931	$16.140487	$515,375	0.90%	23.54%	0.00%

	113,217		$1,815,306

2003
Top Tradition	79,182	$12.970347	$1,027,017	1.10%	36.75%	0.28%
Top Plus	23,165	$13.064822	$302,650	0.90%	37.02%	0.28%

	102,347		$1,329,667

2002
Top Tradition	81,151	$9.484819	$769,701	1.10%	-11.00%	0.62%
Top Plus	27,653	$9.535043	$263,679	0.90%	-10.83%	0.69%

	108,804		$1,033,380

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount
2006
Top I	251	$13.142530	$3,297	1.10%	10.22%	1.00%
Top Tradition	111,346	$13.142530	$1,463,373	1.10%	10.22%	1.01%
Top Plus	69,573	$13.317115	$926,507	0.90%	10.44%	0.99%

	181,170		$2,393,177

2005
Top I	251	$11.923636	$2,997	1.10%	15.38%	0.00%
Top Tradition	101,489	$11.923636	$1,210,118	1.10%	15.38%	0.11%
Top Plus	58,109	$12.058187	$700,691	0.90%	15.61%	0.11%

	159,849		$1,913,806

2004
Top Tradition	75,024	$10.334117	$775,305	1.10%	13.90%	0.18%
Top Plus	42,565	$10.430125	$443,960	0.90%	14.13%	0.19%

	117,589		$1,219,265

2003
Top Tradition	39,984	$9.072746	$362,766	1.10%	26.80%	0.26%
Top Plus	28,637	$9.138874	$261,711	0.90%	27.05%	0.22%

	68,621		$624,477

2002
Top Tradition	32,449	$7.155031	$232,175	1.10%	-10.59%	0.39%
Top Plus	15,656	$7.192959	$112,610	0.90%	-10.41%	0.17%

	48,105		$344,785

VIP Growth Subaccount
2006
Top I	277	$6.978809	$1,935	1.10%	5.42%	0.32%
Top Tradition	18,838	$6.978809	$131,467	1.10%	5.42%	0.18%
Top Plus	12,624	$7.071552	$89,268	0.90%	5.62%	0.21%

	31,739		$222,670

2005
Top I	1,174	$6.620268	$7,773	1.10%	4.36%	0.27%
Top Tradition	19,908	$6.620268	$131,796	1.10%	4.36%	0.31%
Top Plus	22,808	$6.694999	$152,699	0.90%	4.56%	0.32%

	43,890		$292,268

2004
Top I	1,181	$6.343833	$7,489	1.10%	2.00%	0.13%
Top Tradition	25,197	$6.343833	$159,844	1.10%	2.00%	0.14%
Top Plus	33,651	$6.402777	$215,462	0.90%	2.20%	0.14%

	60,029		$382,795

2003
Top I	1,228	$6.219608	$7,637	1.10%	31.10%	0.05%
Top Tradition	18,545	$6.219608	$115,341	1.10%	31.10%	0.19%
Top Plus	30,682	$6.264948	$192,223	0.90%	31.36%	0.08%

	50,455		$315,201

2002
Top I	304	$4.744149	$1,441	1.10%	-31.06%	0.00%
Top Tradition	50,852	$4.744149	$241,252	1.10%	-31.06%	0.14%
Top Plus	15,658	$4.769312	$74,676	0.90%	-30.92%	0.12%

	66,814		$317,369

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2006
Top Tradition	17,778	$12.281283	$218,334	1.10%	18.63%	5.06%
Top Plus	7,110	$15.298642	$108,770	0.90%	18.86%	3.66%

	24,888		$327,104

2005
Top Plus	9,581	$12.870922	$123,321	0.90%	4.63%	1.44%
2004
Top Plus	9,686	$12.301227	$119,146	0.90%	10.24%	0.74%
2003
Top Plus	839	$11.158744	$9,364	0.90%	11.59%	0.00%	10/1/03
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2006
Top Tradition	4,951	$6.604523	$32,700	1.10%	9.93%	0.29%
Top Plus	4,443	$6.692308	$29,735	0.90%	10.14%	0.26%

	9,394		$62,435

2005
Top Tradition	4,413	$6.008117	$26,513	1.10%	2.88%	0.13%
Top Plus	7,055	$6.075961	$42,868	0.90%	3.09%	0.13%

	11,468		$69,381

2004
Top Tradition	4,244	$5.839672	$24,784	1.10%	3.06%	0.00%
Top Plus	7,857	$5.893969	$46,308	0.90%	3.27%	0.00%

	12,101		$71,092

2003
Top Tradition	13,641	$5.666017	$77,290	1.10%	30.06%	0.00%
Top Plus	11,738	$5.707363	$66,996	0.90%	30.32%	0.00%

	25,379		$144,286

2002
Top Tradition	33,865	$4.356366	$147,527	1.10%	-27.52%	0.00%
Top Plus	15,087	$4.379486	$66,075	0.90%	-27.38%	0.00%

	48,952		$213,602

Worldwide Growth Subaccount
2006
Top Tradition	12,237	$6.929407	$84,798	1.10%	16.66%	1.65%
Top Plus	6,717	$7.021490	$47,161	0.90%	16.89%	1.65%

	18,954		$131,959

2005
Top Tradition	9,094	$5.940015	$54,017	1.10%	4.42%	1.22%
Top Plus	7,147	$6.007072	$42,936	0.90%	4.63%	1.25%

	16,241		$96,953

2004
Top Tradition	11,016	$5.688478	$62,664	1.10%	3.39%	0.88%
Top Plus	7,148	$5.741345	$41,038	0.90%	3.59%	0.84%

	18,164		$103,702

2003
Top Tradition	16,742	$5.502103	$92,114	1.10%	22.34%	0.86%
Top Plus	10,461	$5.542235	$57,977	0.90%	22.58%	0.85%

	27,203		$150,091

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount (continued)
2002
Top Tradition	19,577	$4.497548	$88,050	1.10%	-26.52%	0.61%
Top Plus	12,865	$4.521400	$58,167	0.90%	-26.37%	0.58%

	32,442		$146,217

Balanced Subaccount
2006
Top Tradition	13,644	$11.849393	$161,674	1.10%	9.22%	1.97%
Top Plus	20,986	$12.006817	$251,980	0.90%	9.43%	1.98%

	34,630		$413,654

2005
Top Tradition	13,219	$10.849455	$143,417	1.10%	6.49%	2.12%
Top Plus	20,802	$10.971891	$228,243	0.90%	6.70%	2.14%

	34,021		$371,660

2004
Top Tradition	14,579	$10.188011	$148,527	1.10%	7.11%	1.96%
Top Plus	20,278	$10.282656	$208,514	0.90%	7.32%	2.21%

	34,857		$357,041

2003
Top Tradition	33,700	$9.511581	$320,537	1.10%	12.49%	1.91%
Top Plus	22,045	$9.580905	$211,214	0.90%	12.71%	1.77%

	55,745		$531,751

2002
Top Tradition	29,285	$8.455853	$247,627	1.10%	-7.69%	2.05%
Top Plus	25,273	$8.500668	$214,835	0.90%	-7.51%	2.21%

	54,558		$462,462

International Growth Subaccount
2006
Top Tradition	15,815	$30.204391	$477,662	1.10%	45.04%	1.92%
Top Plus	11,373	$30.424189	$346,025	0.90%	45.33%	2.12%

	27,188		$823,687

2005
Top Tradition	4,364	$20.825080	$90,884	1.10%	30.51%	0.93%
Top Plus	4,879	$20.935255	$102,146	0.90%	30.77%	1.32%

	9,243		$193,030

2004
Top Tradition	859	$15.956850	$13,710	1.10%	17.39%	0.75%
Top Plus	1,455	$16.009646	$23,294	0.90%	17.63%	1.23%

	2,314		$37,004

2003
Top Tradition	633	$13.592795	$8,601	1.10%	35.93%	0.00%	5/1/03
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2006
Top Tradition	1,095	$12.539731	$13,729	1.10%	11.70%	0.00%
Top Plus	159	$12.668542	$2,019	0.90%	11.93%	0.00%

	1,254		$15,748

2005
Top Tradition	1,289	$11.225808	$14,468	1.10%	3.89%	0.00%
Top Plus	518	$11.318722	$5,866	0.90%	4.10%	0.00%

	1,807		$20,334

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
New Discovery Subaccount (continued)
2004
Top Tradition	1,179	$10.805330	$12,735	1.10%	5.05%	0.00%
Top Plus	1,092	$10.873273	$11,875	0.90%	5.26%	0.00%

	2,271		$24,610

2003
Top Tradition	1,091	$10.285838	$11,225	1.10%	31.98%	0.00%
Top Plus	1,092	$10.329989	$11,282	0.90%	32.24%	0.00%

	2,183		$22,507

2002
Top Tradition	236	$7.793469	$1,839	1.10%	-32.54%	0.00%
Top Plus	1,092	$7.811473	$8,531	0.90%	-32.41%	0.00%

	1,328		$10,370

Investors Growth Stock Subaccount
2006
Top Tradition	297	$10.956952	$3,251	1.10%	6.14%	0.00%
2005
Top Tradition	298	$10.323124	$3,072	1.10%	3.10%	0.17%
2004
Top Tradition	592	$10.013159	$5,927	1.10%	7.80%	0.00%
2003
Top Tradition	339	$9.288989	$3,150	1.10%	21.27%	0.00%
2002
Top Tradition	301	$7.659680	$2,303	1.10%	-28.50%	0.00%
Mid Cap Growth Subaccount
2006
Top Tradition	3,860	$9.776518	$37,742	1.10%	1.19%	0.00%
Top Plus	671	$9.876987	$6,623	0.90%	1.39%	0.00%

	4,531		$44,365

2005
Top Tradition	1,498	$9.661860	$14,474	1.10%	1.74%	0.00%
Top Plus	2,037	$9.741876	$19,841	0.90%	1.94%	0.00%

	3,535		$34,315

2004
Top Tradition	1,319	$9.496516	$12,522	1.10%	13.13%	0.00%
Top Plus	2,257	$9.556262	$21,569	0.90%	13.36%	0.00%

	3,576		$34,091

2003
Top Tradition	166	$8.394263	$1,397	1.10%	35.12%	0.00%
Top Plus	2,142	$8.430327	$18,056	0.90%	35.39%	0.00%

	2,308		$19,453

2002
Top Tradition	99	$6.212309	$614	1.10%	-44.05%	0.00%
Top Plus	1,107	$6.226681	$6,895	0.90%	-43.94%	0.00%

	1,206		$7,509

Total Return Subaccount
2006
Top Tradition	20,058	$13.560219	$271,986	1.10%	10.41%	2.22%
Top Plus	34,216	$13.699522	$468,748	0.90%	10.63%	2.38%

	54,274		$740,734

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2005
Top Tradition	30,772	$12.281462	$377,929	1.10%	1.48%	1.95%
Top Plus	57,030	$12.383129	$706,204	0.90%	1.69%	1.82%

	87,802		$1,084,133

2004
Top Tradition	37,343	$12.101817	$451,915	1.10%	9.82%	1.55%
Top Plus	54,474	$12.177912	$663,389	0.90%	10.03%	1.36%

	91,817		$1,115,304

2003
Top Tradition	34,123	$11.020053	$376,042	1.10%	14.74%	1.58%
Top Plus	39,031	$11.067354	$431,964	0.90%	14.97%	1.65%

	73,154		$808,006

2002
Top Tradition	23,163	$9.604094	$222,460	1.10%	-6.38%	2.06%
Top Plus	24,814	$9.626258	$238,867	0.90%	-6.20%	0.66%

	47,977		$461,327

J.P. Morgan Series Trust II:
Small Company Subaccount
2006
Top Tradition	8,173	$17.061467	$139,449	1.10%	13.76%	0.00%
Top Plus	1,430	$17.236701	$24,644	0.90%	13.98%	0.00%

	9,603		$164,093

2005
Top Tradition	6,963	$14.998025	$104,427	1.10%	2.29%	0.00%
Top Plus	2,240	$15.122149	$33,871	0.90%	2.50%	0.00%

	9,203		$138,298

2004
Top Tradition	8,376	$14.661716	$122,814	1.10%	25.78%	0.00%
Top Plus	2,278	$14.753893	$33,604	0.90%	26.03%	0.00%

	10,654		156,418

2003
Top Tradition	5,574	$11.656374	$64,977	1.10%	34.50%	0.00%
Top Plus	1,814	$11.706405	$21,235	0.90%	34.77%	0.00%

	7,388		$86,212

2002
Top Plus	1,016	$8.686498	$8,827	0.90%	-22.35%	0.00%

Mid Cap Value Subaccount
2006
Top Tradition	14,258	$20.950091	$298,699	1.10%	15.57%	0.58%
Top Plus	9,336	$21.165211	$197,608	0.90%	15.80%	0.65%

	23,594		$496,307

2005
Top Tradition	15,320	$18.127282	$277,714	1.10%	8.03%	0.17%
Top Plus	10,963	$18.277281	$200,378	0.90%	8.24%	0.18%

	26,283		$478,092

2004
Top Tradition	12,116	$16.780309	$203,317	1.10%	19.74%	0.27%
Top Plus	7,812	$16.885789	$131,897	0.90%	19.98%	0.26%

	19,928		$335,214

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

J.P. Morgan Series Trust II: (continued)

Mid Cap Value Subaccount (continued)
2003
Top Tradition	6,134	$14.014070	$85,966	1.10%	28.22%	0.36%
Top Plus	5,102	$14.074209	$71,805	0.90%	28.47%	0.25%

	11,236		$157,771

2002
Top Tradition	5,834	$10.929952	$63,770	1.10%	-0.28%	0.01%
Top Plus	2,486	$10.955173	$27,234	0.90%	-0.08%	0.03%

	8,320		$91,004

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2006
Top Tradition	37,970	$12.457193	$473,007	1.10%	-0.38%	4.10%
Top Plus	17,526	$12.566552	$220,236	0.90%	-0.18%	4.34%

	55,496		$693,243

2005
Top Tradition	112,273	$12.504455	$1,403,910	1.10%	0.99%	2.81%
Top Plus	16,820	$12.589324	$211,759	0.90%	1.19%	2.83%

	129,093		$1,615,669

2004
Top Tradition	111,965	$12.381890	$1,386,337	1.10%	7.73%	0.99%
Top Plus	15,925	$12.441318	$198,128	0.90%	7.94%	0.93%

	127,890		$1,584,465

2003
Top Tradition	104,730	$11.493370	$1,203,698	1.10%	7.67%	1.08%
Top Plus	20,046	$11.525641	$231,050	0.90%	7.88%	2.69%

	124,776		$1,434,748

2002
Top Tradition	6,178	$10.674607	$65,949	1.10%	6.75%	1.34%	8/1/02
Top Plus	5,849	$10.683401	$62,484	0.90%	6.83%	0.84%	8/1/02

	12,027		$128,433

Total Return Subaccount
2006
Top Tradition	104,575	$11.706171	$1,224,176	1.10%	2.72%	4.40%
Top Plus	9,561	$11.808941	$112,904	0.90%	2.93%	4.55%

	114,136		$1,337,080

2005
Top Tradition	111,265	$11.395691	$1,267,938	1.10%	1.34%	3.47%
Top Plus	5,234	$11.473039	$60,054	0.90%	1.54%	3.53%

	116,499		$1,327,992

2004
Top Tradition	100,848	$11.244848	$1,134,025	1.10%	3.75%	1.88%
Top Plus	4,532	$11.298824	$51,199	0.90%	3.95%	1.91%

	105,380		$1,185,224

2003
Top Tradition	99,308	$10.838704	$1,076,370	1.10%	3.90%	2.56%
Top Plus	3,344	$10.869124	$36,346	0.90%	4.11%	2.77%

	102,652		$1,112,716

2002
Top Tradition	3,759	$10.431677	$39,212	1.10%	4.32%	1.26%	8/1/02
Top Plus	846	$10.440268	$8,836	0.90%	4.40%	1.00%	8/1/02

	4,605		$48,048

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount
2006
Top Tradition	5,361	$12.658636	$67,875	1.10%	3.51%	3.35%
Top Plus	806	$12.769755	$10,286	0.90%	3.72%	3.18%

	6,167		$78,161

2005
Top Tradition	3,735	$12.228882	$45,679	1.10%	-7.64%	2.65%
Top Plus	984	$12.311876	$12,108	0.90%	-7.45%	2.41%

	4,719		$57,787

2004
Top Tradition	2,181	$13.239901	$28,877	1.10%	9.40%	1.86%
Top Plus	1,376	$13.303437	$18,307	0.90%	9.61%	1.78%

	3,557		47,184

2003
Top Tradition	992	$12.102667	$12,003	1.10%	13.19%	2.12%
Top Plus	2,802	$12.136628	$34,006	0.90%	13.42%	2.02%

	3,794		$46,009

2002
Top Tradition	213	$10.691996	$2,277	1.10%	6.92%	0.36%	8/1/02
Top Plus	851	$10.700805	$9,111	0.90%	7.01%	0.87%	8/1/02

	1,064		$11,388

Calvert Variable Series, Inc.:
Social Equity Subaccount (note 4)
2006
Top I	1,050	$8.167181	$8,570	1.10%	8.86%	0.00%
Top Tradition	4,789	$7.985040	$38,243	1.10%	8.86%	0.00%
Top Plus	3,182	$8.144605	$25,915	0.90%	9.08%	0.00%

	9,021		$72,728

2005
Top I	1,050	$7.502320	$7,874	1.10%	3.41%	0.06%
Top Tradition	4,949	$7.335001	$36,303	1.10%	3.41%	0.04%
Top Plus	3,866	$7.466812	$28,865	0.90%	3.61%	0.05%

	9,865		$73,042

2004
Top I	1,050	$7.254986	$7,617	1.10%	5.99%	0.08%
Top Tradition	7,820	$7.093183	$55,470	1.10%	5.99%	0.08%
Top Plus	5,147	$7.206401	$37,091	0.90%	6.20%	0.08%

	14,017		$100,178

2003
Top I	1,050	$6.845048	$7,190	1.10%	16.96%	0.02%	5/2/03
Top Tradition	7,851	$6.692392	$52,542	1.10%	16.96%	0.02%	5/2/03
Top Plus	5,418	$6.785729	$36,764	0.90%	17.11%	0.02%	5/2/03

	14,319		$96,496

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2006
Top Tradition	1,431	$15.300176	$21,889	1.10%	9.79%	2.40%
2005
Top Tradition	1,431	$13.935835	$19,947	1.10%	5.44%	1.17%
2004
Top Tradition	1,569	$13.216506	$20,741	1.10%	9.17%	0.00%
(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2006
Top Tradition	4,707	$19.020474	$89,535	1.10%	12.38%	0.00%
Top Plus	761	$19.158989	$14,574	0.90%	12.60%	0.00%

	5,468		$104,109

2005
Top Tradition	2,739	$16.925595	$46,360	1.10%	19.94%	0.00%
Top Plus	3,447	$17.015200	$58,646	0.90%	20.18%	0.00%

	6,186		$105,006

2004
Top Tradition	120	$14.111196	$1,698	1.10%	14.12%	0.00%
Jennison Subaccount
2006
Top Tradition	673	$14.852684	$9,990	1.10%	0.27%	0.00%
Top Plus	503	$14.960835	$7,526	0.90%	0.46%	0.00%

	1,176		$17,516

2005
Top Tradition	549	$14.813275	$8,133	1.10%	12.79%	0.00%
Top Plus	2,037	$14.891678	$30,341	0.90%	13.01%	0.00%

	2,586		$38,474

2004
Top Tradition	353	$13.133861	$4,642	1.10%	8.03%	0.06%
Top Plus	735	$13.177341	$9,674	0.90%	8.24%	0.06%

	1,088		$14,316

2003
Top Tradition	182	$12.157960	$2,208	1.10%	21.58%	0.00%	5/1/03
Top Plus	231	$12.174031	$2,813	0.90%	21.74%	0.00%	5/1/03

	413		$5,021

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2006
Top Tradition	950	$14.374427	$13,660	1.10%	14.95%	0.97%
Top Plus	185	$14.479107	$2,678	0.90%	15.17%	1.75%

	1,135		$16,338

2005
Top Tradition	511	$12.505328	$6,392	1.10%	2.99%	0.00%
Top Plus	1,430	$12.571534	$17,973	0.90%	3.19%	0.00%

	1,941		$24,365

2004
Top Tradition	560	$12.142541	$6,794	1.10%	3.65%	1.32%
Top Plus	827	$12.182745	$10,083	0.90%	3.86%	1.73%

	1,387		$16,877

2003
Top Tradition	617	$11.714615	$7,227	1.10%	17.15%	12.75%	5/1/03
Royce Capital Fund:
Small-Cap Subaccount
2006
Top Tradition	27,227	$21.213200	$577,583	1.10%	14.31%	0.06%
Top Plus	12,153	$21.367645	$259,678	0.90%	14.54%	0.07%

	39,380		$837,261

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)
2005
Top Tradition	29,735	$18.557011	$551,801	1.10%	7.38%	0.00%
Top Plus	10,273	$18.655224	$191,640	0.90%	7.59%	0.00%

	40,008		$743,441

2004
Top Tradition	22,627	$17.281311	$391,020	1.10%	23.59%	0.00%
Top Plus	11,841	$17.338503	$205,310	0.90%	23.83%	0.00%

	34,468		$596,330

2003
Top Tradition	4,519	$13.982845	$63,184	1.10%	39.83%	0.00%	5/1/03
Top Plus	2,389	$14.001322	$33,458	0.90%	40.01%	0.00%	5/1/03

	6,908		$96,642

Micro-Cap Subaccount
2006
Top Tradition	15,712	$21.901040	$344,114	1.10%	19.76%	0.20%
Top Plus	5,850	$22.060499	$129,046	0.90%	19.99%	0.24%

	21,562		$473,160

2005
Top Tradition	13,830	$18.287958	$252,915	1.10%	10.40%	0.58%
Top Plus	2,295	$18.384755	$42,194	0.90%	10.62%	0.45%

	16,125		$295,109

2004
Top Tradition	11,849	$16.565345	$196,287	1.10%	12.60%	0.00%
Top Plus	3,685	$16.620168	$61,248	0.90%	12.83%	0.00%

	15,534		$257,535

2003
Top Tradition	7,232	$14.711160	$106,391	1.10%	47.11%	0.00%	5/1/03
Top Plus	1,466	$14.730584	$21,590	0.90%	47.31%	0.00%	5/1/03

	8,698		$127,981

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2006
Top Tradition	713	$12.500151	$8,909	1.10%	2.44%	2.62%
Top Plus	378	$12.591267	$4,764	0.90%	2.64%	3.59%

	1,091		$13,673

2005
Top Tradition	1,956	$12.202776	$23,868	1.10%	2.81%	3.18%
Top Plus	1,005	$12.267443	$12,326	0.90%	3.01%	3.43%

	2,961		$36,194

2004
Top Tradition	281	$11.869727	$3,337	1.10%	2.94%	3.75%
Top Plus	183	$11.909070	$2,183	0.90%	3.14%	0.00%

	464		$5,520

2003
Top Tradition	281	$11.531016	$3,244	1.10%	15.31%	0.12%	5/2/03
(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount
2006
Top Tradition	1,284	$27.096769	$34,785	1.10%	36.17%	0.96%
Top Plus	1,242	$27.294010	$33,912	0.90%	36.44%	0.46%

	2,526		$68,697

2005
Top Tradition	1,251	$19.898546	$24,892	1.10%	15.48%	1.16%
Top Plus	253	$20.003877	$5,071	0.90%	15.71%	1.60%

	1,504		$29,963

2004
Top Tradition	1,168	$17.230535	$20,122	1.10%	34.59%	0.17%
Top Plus	1,658	$17.287564	$28,672	0.90%	34.85%	0.00%

	2,826		$48,794

2003
Top Tradition	20	$12.802466	$255	1.10%	28.02%	0.00%	5/1/03
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2006
Top Tradition	15,447	$11.767580	$181,781	1.10%	16.96%	3.39%
Top Plus	17,916	$11.794551	$211,309	0.90%	17.19%	2.32%

	33,363		$393,090

2005
Top Plus	199	$10.064603	$2,005	0.90%	0.65%	0.00%	11/2/05
Templeton Foreign Securities Subaccount
2006
Top Tradition	4,633	$12.537704	$58,078	1.10%	20.13%	0.40%
Top Plus	5,378	$12.566452	$67,588	0.90%	20.36%	1.23%

	10,011		$125,666

Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount
2006
Top Plus	312	$11.942083	$3,724	0.90%	17.06%	5.97%
Total Return Subaccount
2006
Top Plus	976	$11.413115	$11,136	0.90%	11.56%	2.26%
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2006
Top Plus	97	$10.207931	$986	0.90%	2.08%	0.00%	5/1/06

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account B
 Report of Independent Registered Public Accounting Firm
The Board of Directors of The Ohio National Life Insurance Company
  and Contract Owners of Ohio National Variable Account B:
We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Columbus, OH
February 19, 2007

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